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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-7986

                          The Alger Institutional Funds
               (Exact name of registrant as specified in charter)


                    111 Fifth Avenue New York, New York 10003
               (Address of principal executive offices) (Zip code)

                              Mr. Frederick A. Blum

                           Fred Alger Management, Inc.

                                111 Fifth Avenue

                            New York, New York 10003
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-806-8800

Date of fiscal year end: October 31

Date of reporting period: April 30, 2005

ITEM 1.  REPORT(S) TO STOCKHOLDERS.


                                    THE ALGER
                               INSTITUTIONAL FUNDS
                     (FORMERLY THE ALGER INSTITUTIONAL FUND)


                          ALGER LARGECAP GROWTH INSTITUTIONAL FUND
                          ALGER SMALLCAP GROWTH INSTITUTIONAL FUND
                            ALGER MIDCAP GROWTH INSTITUTIONAL FUND
                     ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
                                 ALGER BALANCED INSTITUTIONAL FUND
              ALGER SOCIALLY RESPONSIBLE GROWTH INSTITUTIONAL FUND





                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2005
                                   (UNAUDITED)
                                 [LOGO OMITTED]

    TABLE OF CONTENTS

    THE ALGER INSTITUTIONAL FUNDS
    Letter to Our Shareholders............................................   1
    Shareholder Expense Example...........................................   2
    Portfolio Summary.....................................................   4
    Schedules of Investments..............................................   5
    Statements of Assets and Liabilities..................................  32
    Statements of Operations..............................................  34
    Statements of Changes in Net Assets...................................  36
    Financial Highlights..................................................  40
    Notes to Financial Statements.........................................  44

Dear Shareholders,                                                  May 31, 2005



      The more things change, the more they remain the same, or so it seemed for the six months ended April 30, 2005. The markets rallied strongly at the end of 2004 after the U.S. presidential election was decided, but they retreated in the first weeks of 2005 as investors confronted uncertainties about the direction of the economy, the pace of interest rate hikes, elections in Iraq, and rising energy costs. Through the winter and into spring, the markets traded in a narrow range and drifted down. While the broader economic data were positive and corporate earnings were stronger in the first quarter of 2005 than many had anticipated, general investor skepticism weighed on the markets.

      During the six-month reporting period, the S&P 500 was up 3.28%, the Dow was up 2.78% and the NASDAQ was down 2.38%.

      Corporate earnings continued to beat Wall Street's expectations. Energy companies thrived, as did innovative companies across sectors, especially those that were able to increase productivity and tap into growing global markets. The S&P 500's earnings grew by 13.6% in the first quarter of 2005, handily beating analysts' January estimates of approximately 8%.

      We continue to believe that the strength of the economy and the potential of the markets are being underestimated by both investors and commentators. Both the U.S. and the global economy have been expanding at more than a 4% annual rate, and many companies are generating double-digit earnings growth. Growth stocks in particular are trading at very modest multiples relative to the projected growth rates, and if past patterns hold, we believe it is only a matter of time before such stocks begin to outperform.

      We want you to know that we value the trust you have placed in Alger. We will continue to look for dynamic, forward-looking companies that are creating the businesses and marketplaces of tomorrow, bringing growth opportunities to our investors.

      Respectfully submitted,



      /s/ Daniel C. Chung
      -------------------
      Daniel C. Chung
      CHIEF INVESTMENT OFFICER

THE ALGER INSTITUTIONAL FUNDS                                                -2-
SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

      As a shareholder of the Fund, you incur two types of costs: transaction costs, if applicable, and ongoing costs, including management fees, distribution (12b-1) fees, if applicable, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example below is based on an investment of $1,000 invested at the beginning of the six-month period starting November 1, 2004 and ending April 30, 2005.

ACTUAL EXPENSES

      The first line for each class of shares in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you would have paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line for each class of shares in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class of shares and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line under each class of shares in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

THE ALGER INSTITUTIONAL FUNDS                                                -3-
SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED) (CONTINUED)

                                                                                RATIO OF
                                                                               EXPENSES TO
                                                                                 AVERAGE
                                                          EXPENSES PAID         NET ASSETS
                         BEGINNING          ENDING      DURING THE PERIOD      FOR THE SIX
                       ACCOUNT VALUE    ACCOUNT VALUE  NOVEMBER 1, 2004 TO     MONTHS ENDED
                     NOVEMBER 1, 2004  APRIL 30, 2005   APRIL 30, 2005(b)    APRIL 30, 2005(c)
                     ----------------  --------------  -------------------   -----------------
ALGER LARGECAP GROWTH INSTITUTIONAL FUND
CLASS I:
Actual ................. $1,000.00       $1,028.50            $5.43                1.08%
Hypothetical(a) ........  1,000.00        1,019.44             5.41                1.08
CLASS R:
Actual .................  1,000.00        1,027.00             7.94                1.58%
Hypothetical(a) ........  1,000.00        1,016.96             7.90                1.58

ALGER SMALLCAP GROWTH INSTITUTIONAL FUND
CLASS I:
Actual ................. $1,000.00       $1,027.40            $6.13                1.22%
Hypothetical(a) ........  1,000.00        1,018.74             6.11                1.22
CLASS R:
Actual .................  1,000.00        1,027.00             8.39                1.67%
Hypothetical(a) ........  1,000.00        1,016.51             8.35                1.67

ALGER MIDCAP GROWTH INSTITUTIONAL FUND
CLASS I:
Actual ................. $1,000.00       $1,026.30            $5.58                1.11%
Hypothetical(a) ........  1,000.00        1,019.29             5.56                1.11
CLASS R:
Actual .................  1,000.00        1,024.40             8.03                1.60%
Hypothetical(a) ........  1,000.00        1,016.86             8.00                1.60

ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
CLASS I:
Actual ................. $1,000.00       $1,051.60            $6.05                1.19%
Hypothetical(a) ........  1,000.00        1,018.89             5.96                1.19
CLASS R:
Actual .................  1,000.00        1,049.30             8.59                1.69%
Hypothetical(a) ........  1,000.00        1,016.41             8.45                1.69

ALGER BALANCED INSTITUTIONAL FUND
CLASS I:
Actual ................. $1,000.00       $1,020.60            $6.01                1.20%
Hypothetical(a) ........  1,000.00        1,018.84             6.01                1.20
CLASS R:
Actual .................  1,000.00        1,019.40             8.46                1.69%
Hypothetical(a) ........  1,000.00        1,016.41             8.45                1.69

ALGER SOCIALLY RESPONSIBLE GROWTH INSTITUTIONAL FUND
CLASS I:
Actual ................. $1,000.00       $1,042.70            $6.03                1.19%
Hypothetical(a) ........  1,000.00        1,018.89             5.96                1.19
CLASS R:
Actual .................  1,000.00        1,037.20             8.49                1.68%
Hypothetical(a) ........  1,000.00        1,016.46             8.40                1.68

---------------
(a)   5% annual return before expenses.

(b) Expenses are equal to the annualized expense ratio of the respective share class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(c)   Annualized.

THE ALGER INSTITUTIONAL FUNDS                                                -4-
PORTFOLIO SUMMARY* (UNAUDITED)

                                                                                                       SOCIALLY
                                         LARGECAP        SMALLCAP        MIDCAP         CAPITAL       RESPONSIBLE
                                          GROWTH          GROWTH         GROWTH       APPRECIATION       GROWTH
                                      INSTITUTIONAL   INSTITUTIONAL   INSTITUTIONAL   INSTITUTIONAL   INSTITUTIONAL
SECTORS                                    FUND            FUND           FUND             FUND           FUND
-------                               -------------   -------------   -------------   -------------   -------------
Consumer Discretionary ...............    20.0%            13.5%          26.2%             9.9%          10.2%
Consumer Staples .....................     9.8              1.7            1.9              7.0           10.2
Energy ...............................     8.3              9.1           13.2              6.7            7.9
Financials ...........................     6.9              8.0            5.9              7.1            6.8
Health Care ..........................    23.0             19.9           17.6             25.5           22.2
Industrials ..........................     8.8             14.1            8.8              9.5            7.2
Information Technology ...............    17.1             25.0           21.2             25.2           26.2
Materials ............................     2.5              2.3            2.0              0.7            0.6
Telecommunication Services ...........     2.7              2.8            1.6              1.5            1.5
Utilities ............................     0.8              0.0            0.0              0.0            0.0
Cash and Net Other Assets ............     0.1              3.6            1.6              6.9            7.2
                                         ------           ------         ------           ------         ------
                                         100.0%           100.0%         100.0%           100.0%         100.0%
                                         ======           ======         ======           ======         ======

                                                                     BALANCED
                                                                   INSTITUTIONAL
SECTORS/SECURITY TYPE                                                  FUND
---------------------                                              -------------
Consumer Discretionary ...........................................      12.0%
Consumer Staples .................................................       6.4
Energy ...........................................................       5.3
Financials .......................................................       4.5
Health Care ......................................................      14.7
Industrials ......................................................       4.8
Information Technology ...........................................      11.0
Materials ........................................................       1.6
Telecommunication Services .......................................       1.6
Utilities ........................................................       0.5
                                                                      -------
  Total Common Stocks ............................................      62.4
                                                                      -------

Corporate Bonds ..................................................       9.0
Agency Bonds .....................................................       9.5
US Treasury Bonds ................................................      16.5
                                                                      -------
  Total Bonds ....................................................      35.0
                                                                      -------

Cash and Net Other Assets ........................................       2.6
                                                                      -------
 .................................................................     100.0%
                                                                      =======



----------
*    Based on Net Assets

THE ALGER INSTITUTIONAL FUNDS                                                -5-
ALGER LARGECAP GROWTH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
April 30, 2005


     SHARES    COMMON STOCKS--99.9%                                       VALUE
   ---------                                                             -------
               AEROSPACE & DEFENSE--3.4%
      27,200   Boeing Company (The) ..............................   $ 1,618,944
      14,100   General Dynamics Corporation ......................     1,481,205
                                                                     -----------
                                                                       3,100,149
                                                                     -----------
               BEVERAGES--2.1%
      34,600   PepsiCo, Inc. .....................................     1,925,144
                                                                     -----------
               BIOTECHNOLOGY--1.2%
      15,100   Genentech, Inc.* ..................................     1,071,194
                                                                     -----------
               BUILDING & CONSTRUCTION--1.9%
      24,100   Pulte Homes Inc. ..................................     1,721,945
                                                                     -----------
               CAPITAL MARKETS--2.4%
      22,900   Merrill Lynch & Co., Inc. .........................     1,234,997
      17,600   Morgan Stanley ....................................       926,112
                                                                     -----------
                                                                       2,161,109
                                                                     -----------
               CHEMICALS--2.5%
      35,200   Dow Chemical Company (The) ........................     1,616,736
      16,100   Rohm and Haas Company .............................       702,926
                                                                     -----------
                                                                       2,319,662
                                                                     -----------
               COMMUNICATION EQUIPMENT--2.4%
      46,200   Nokia Oyj ADR# ....................................       738,276
      41,900   QUALCOMM Inc. .....................................     1,461,891
                                                                     -----------
                                                                       2,200,167
                                                                     -----------
               COMMUNICATION TECHNOLOGY--.8%
      31,000   Nextel Partners, Inc. Cl. A* ......................       729,120
                                                                     -----------
               COMPUTERS & PERIPHERALS--3.0%
      49,500   Apple Computer, Inc.* .............................     1,784,970
      76,600   EMC Corporation* ..................................     1,004,992
                                                                     -----------
                                                                       2,789,962
                                                                     -----------
               CONSUMER PRODUCTS--1.2%
      44,400   Eastman Kodak Company .............................     1,110,000
                                                                     -----------
               DIVERSIFIED FINANCIAL SERVICES--2.1%
      28,400   Franklin Resources, Inc. ..........................     1,950,512
                                                                     -----------
               ELECTRICAL EQUIPMENT--.4%
       8,200   Rockwell Automation, Inc. .........................       379,086
                                                                     -----------
               ELECTRIC UTILITIES--.8%
       9,900   Entergy Corporation ...............................       725,670
                                                                     -----------
               ENERGY EQUIPMENT & SERVICES--3.9%
      30,900   National-Oilwell Varco Inc.* ......................     1,227,966
      11,700   Suncor Energy, Inc. ...............................       431,262
      18,000   Transocean Inc.* ..................................       834,660
      64,700   Williams Companies, Inc. (The) ....................     1,101,194
                                                                     -----------
                                                                       3,595,082
                                                                     -----------
               FINANCIAL INFORMATION SERVICES--1.0%
      33,200   Genworth Financial Inc. Cl. A .....................       927,940
                                                                     -----------

THE ALGER INSTITUTIONAL FUNDS                                                -6-
ALGER LARGECAP GROWTH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2005

     SHARES    COMMON STOCKS (CONTINUED)                                  VALUE
   ---------                                                             -------
               FOOD & BEVERAGES--.4%
       9,100   Yum! Brands, Inc. .................................   $   427,336
                                                                     -----------
               FOOD & STAPLES RETAILING--3.7%
      33,900   CVS Corporation ...................................     1,748,562
      33,750   Wal-Mart Stores, Inc. .............................     1,590,975
                                                                     -----------
                                                                       3,339,537
                                                                     -----------
               FREIGHT & LOGISTICS--1.5%
      16,250   FedEx Corp. .......................................     1,380,437
                                                                     -----------
               HEALTH CARE--1.6%
      11,100   WellPoint Inc. * ..................................     1,418,025
                                                                     -----------
               HEALTH CARE EQUIPMENT & SUPPLIES--3.0%
      13,600   Baxter International Inc. .........................       504,560
      33,800   Medtronic, Inc. ...................................     1,781,260
      13,700   Varian Medical Systems, Inc.* .....................       462,238
                                                                     -----------
                                                                       2,748,058
                                                                     -----------
               HEALTH CARE PROVIDERS & SERVICES--8.1%
      23,400   Caremark Rx, Inc.* ................................       937,170
      18,300   CIGNA Corporation .................................     1,683,234
      43,400   HCA, Inc. .........................................     2,423,456
      45,600   Health Management Associates, Inc. Cl. A ..........     1,127,688
      22,600   Humana Inc.* ......................................       783,090
       8,500   PacifiCare Health Systems, Inc.* ..................       507,960
                                                                     -----------
                                                                       7,462,598
                                                                     -----------
               HOTELS, RESTAURANTS & LEISURE--4.5%
      24,200   Harrah's Entertainment, Inc. ......................     1,588,004
      84,400   Hilton Hotels Corporation .........................     1,842,452
      12,100   Starwood Hotels & Resorts Worldwide, Inc. .........       657,514
                                                                     -----------
                                                                       4,087,970
                                                                     -----------
               INDUSTRIAL CONGLOMERATES--1.4%
      41,800   Tyco International Ltd. ...........................     1,308,758
                                                                     -----------
               INSURANCE--1.4%
      36,900   St. Paul Travelers Companies, Inc. (The) ..........     1,321,020
                                                                     -----------
               INTERNET & CATALOG RETAIL--2.0%
      26,300   eBay Inc.* ........................................       834,499
      85,100   Netflix Inc.* .....................................       983,756
                                                                     -----------
                                                                       1,818,255
                                                                     -----------
               INTERNET SOFTWARE & SERVICES--4.1%
       7,400   Google Inc. Cl. A* ................................     1,628,000
      62,700   Yahoo! Inc. * .....................................     2,163,777
                                                                     -----------
                                                                       3,791,777
                                                                     -----------
               MACHINERY--2.1%
      21,400   Caterpillar Inc. ..................................     1,884,270
                                                                     -----------

THE ALGER INSTITUTIONAL FUNDS                                                -7-
ALGER LARGECAP GROWTH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2005

     SHARES    COMMON STOCKS (CONTINUED)                                  VALUE
   ---------                                                             -------
               MEDIA--5.1%
      51,800   Disney (Walt) Company .............................   $ 1,367,520
     109,700   News Corporation Cl. A ............................     1,676,216
      13,600   Viacom Inc. Cl. B .................................       470,832
      41,650   XM Satellite Radio Holdings Inc. Cl. A* ...........     1,155,371
                                                                     -----------
                                                                       4,669,939
                                                                     -----------
               METALS & MINING--.8%
      15,600   Peabody Energy Corporation ........................       682,812
                                                                     -----------
               MULTILINE RETAIL--2.4%
      14,600   Federated Department Stores, Inc. .................       839,500
      29,000   Penny, (JC) Co. Inc. ..............................     1,374,890
                                                                     -----------
                                                                       2,214,390
                                                                     -----------
               OIL & GAS--3.7%
      11,300   BP PLC Sponsored ADR# .............................       688,170
       8,700   Enterprise Products Partners L.P. .................       224,721
      31,400   Exxon Mobil Corporation ...........................     1,790,742
      27,600   Sasol Ltd. ADR# ...................................       641,700
                                                                     -----------
                                                                       3,345,333
                                                                     -----------
               PERSONAL PRODUCTS--3.6%
      33,400   Avon Products, Inc. ...............................     1,338,672
      37,400   Gillette Company (The) ............................     1,931,336
                                                                     -----------
                                                                       3,270,008
                                                                     -----------
               PHARMACEUTICALS--9.0%
      24,200   Johnson & Johnson .................................     1,660,846
      39,700   Merck & Co. Inc. ..................................     1,345,830
      19,000   Novartis AG ADR# ..................................       925,870
      32,200   Sanofi-Aventis ADR# ...............................     1,428,714
      94,100   Schering-Plough Corporation .......................     1,963,867
      20,900   Wyeth .............................................       939,246
                                                                     -----------
                                                                       8,264,373
                                                                     -----------
               RETAIL--1.0%
      50,400   Saks Incorporated .................................       858,816
                                                                     -----------
               SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT--4.0%
      73,250   Intel Corporation .................................     1,722,840
      42,150   Linear Technology Corporation .....................     1,506,441
      16,100   Xilinx, Inc. ......................................       433,734
                                                                     -----------
                                                                       3,663,015
                                                                     -----------
               SOFTWARE--3.5%
       9,300   Electronic Arts Inc.* .............................       496,527
      58,200   Microsoft Corporation .............................     1,472,460
     107,000   Oracle Corporation* ...............................     1,236,920
                                                                     -----------
                                                                       3,205,907
                                                                     -----------
               SPECIALTY RETAIL--1.5%
      26,450   Lowe's Companies, Inc. ............................     1,378,310
                                                                     -----------

THE ALGER INSTITUTIONAL FUNDS                                                -8-
ALGER LARGECAP GROWTH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2005

     SHARES    COMMON STOCKS (CONTINUED)                                  VALUE
   ---------                                                             -------
               TOBACCO--.5%
       7,200   Altria Group, Inc. ................................  $   467,928
                                                                    -----------
               WIRELESS TELECOMMUNICATION SERVICES--1.9%
      76,500   Sprint Corporation ................................    1,702,890
                                                                    -----------
               Total Common Stocks
                 (Cost $90,401,501) ..............................   91,418,504
                                                                    -----------
   PRINCIPAL
    AMOUNT     SHORT-TERM INVESTMENTS--0.2%
   ---------
               U.S. AGENCY OBLIGATIONS
    $160,000   Federal Home Loan Banks, 2.61%, 5/2/05
                 (Cost $159,977) ...............................        159,977
                                                                    -----------
Total Investments
  (Cost $90,561,478)(a) ................................  100.1%     91,578,481
Liabilities in Excess of Other Assets ..................   (0.1)        (50,632)
                                                          -----     -----------
Net Assets .............................................  100.0%    $91,527,849
                                                          =====     ===========





------------
*     Non-income producing security.
#     American Depositary Receipts.
(a) At April 30,2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $90,561,478, amounted to $1,017,003 which consisted of aggregate gross unreliazed appreciation of $4,163,607 and aggregate gross unrealized depreciation of $3,146,604.

                       See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS                                                -9-
ALGER SMALLCAP GROWTH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
April 30, 2005

     SHARES    COMMON STOCKS--96.4%                                       VALUE
   ---------                                                             -------
               AEROSPACE & DEFENSE--3.1%
      47,300   BE Aerospace, Inc.* ...............................   $   574,222
      20,150   Esterline Technologies Corporation* ...............       651,248
      20,050   SI International Inc.* ............................       451,927
                                                                     -----------
                                                                       1,677,397
                                                                     -----------
               AIRLINES--.9%
      58,900   AirTran Holdings, Inc.* ...........................       488,870
                                                                     -----------
               BIOTECHNOLOGY--5.1%
      40,700   Encysive Pharmaceuticals Inc.* ....................       397,232
      21,700   Protein Design Labs, Inc.* ........................       387,996
      23,650   Rigel Pharmaceuticals, Inc.* ......................       405,597
      16,850   Serologicals Corporation* .........................       362,781
      26,500   Theravance, Inc.* .................................       469,050
      41,850   Vicuron Pharmaceuticals Inc.* .....................       684,248
                                                                     -----------
                                                                       2,706,904
                                                                     -----------
               BUSINESS SERVICES--.8%
       9,350   MicroStrategy Incorporated* .......................       407,005
                                                                     -----------
               CAPITAL MARKETS--2.5%
      11,250   Affiliated Managers Group, Inc.* ..................       703,462
      17,450   National Financial Partners Corporation ...........       667,288
                                                                     -----------
                                                                       1,370,750
                                                                     -----------
               CHEMICALS--1.3%
      18,300   Lubrizol Corporation ..............................       709,491
                                                                     -----------
               COMMERCIAL BANKS--1.9%
      28,200   Boston Private Financial Holdings, Inc. ...........       629,988
      11,150   East West Bancorp, Inc. ...........................       358,138
                                                                     -----------
                                                                         988,126
                                                                     -----------
               COMMERCIAL SERVICES & SUPPLIES--4.1%
      15,350   CoStar Group Inc.* ................................       607,093
      31,950   FTI Consulting, Inc.* .............................       705,456
      37,100   Gevity HR, Inc. ...................................       595,455
       7,600   Universal Technical Institute Inc.* ...............       265,316
                                                                     -----------
                                                                       2,173,320
                                                                     -----------
               COMMUNICATION EQUIPMENT--2.9%
      82,800   Arris Group Inc.* .................................       628,452
      20,500   NETGEAR, Inc.* ....................................       330,665
      84,500   Powerwave Technologies, Inc.* .....................       610,090
                                                                     -----------
                                                                       1,569,207
                                                                     -----------
               COMMUNICATION TECHNOLOGY--.8%
      28,500   Cox Radio, Inc. Cl. A* ............................       448,020
                                                                     -----------

THE ALGER INSTITUTIONAL FUNDS                                               -10-
ALGER SMALLCAP GROWTH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2005

     SHARES    COMMON STOCKS (CONTINUED)                                  VALUE
   ---------                                                             -------
               COMPUTERS & PERIPHERALS--4.1%
      21,000   Applied Films Corporation* ........................   $   502,110
      11,900   Avid Technology, Inc.* ............................       589,169
     103,850   Maxtor Corporation* ...............................       503,672
      58,150   Silicon Image, Inc.* ..............................       585,571
                                                                     -----------
                                                                       2,180,522
                                                                     -----------
               COMPUTER SERVICES--1.0%
      28,750   Open Solutions Inc.* ..............................       537,625
                                                                     -----------
               ELECTRIC AND ELECTRONIC EQUIPMENT--1.3%
       9,950   Roper Industries, Inc. ............................       673,317
                                                                     -----------
               ENERGY--.7%
       8,700   Arch Coal, Inc. ...................................       385,758
                                                                     -----------
               ENERGY EQUIPMENT & SERVICES--2.9%
      24,400   Core Laboratories N.V.* ...........................       575,840
      17,400   Lone Star Technologies, Inc.* .....................       677,556
      21,500   Pioneer Drilling Company* .........................       283,585
                                                                     -----------
                                                                       1,536,981
                                                                     -----------
               FINANCIAL INFORMATION SERVICES--1.0%
      22,850   GFI Group Inc.* ...................................       533,547
                                                                     -----------
               FOOD & STAPLES RETAILING--.8%
      16,150   Performance Food Group Co.* .......................       434,273
                                                                     -----------
               FOOD PRODUCTS--.9%
      11,650   Ralcorp Holdings, Inc.* ...........................       461,573
                                                                     -----------
               HEALTH CARE EQUIPMENT & SUPPLIES--3.3%
      24,100   ABIOMED, Inc.* ....................................       244,615
       9,050   Given Imaging Ltd.* ...............................       242,178
      22,150   Immucor, Inc.* ....................................       660,956
      10,600   Intuitive Surgical, Inc.* .........................       455,164
       4,300   Sybron Dental Specialties, Inc.* ..................       160,175
                                                                     -----------
                                                                       1,763,088
                                                                     -----------
               HEALTH CARE PROVIDERS & SERVICES--8.1%
      17,500   Psychiatric Solutions, Inc.* ......................       752,850
      11,800   Sierra Health Services, Inc.* .....................       763,342
      16,000   Sunrise Senior Living Inc.* .......................       819,840
      33,600   Symbion, Inc.* ....................................       715,008
      22,700   VCA Antech, Inc.* .................................       528,456
      26,050   WellCare Health Plans Inc.* .......................       768,475
                                                                     -----------
                                                                       4,347,971
                                                                     -----------
               HOTELS, RESTAURANTS & LEISURE--2.3%
      27,242   Applebee's International, Inc. ....................       675,057
      11,950   Red Robin Gourmet Burgers Inc.* ...................       579,097
                                                                     -----------
                                                                       1,254,154
                                                                     -----------

THE ALGER INSTITUTIONAL FUNDS                                               -11-
ALGER SMALLCAP GROWTH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2005

     SHARES    COMMON STOCKS (CONTINUED)                                  VALUE
   ---------                                                             -------
               INFORMATION TECHNOLOGY SERVICES--2.4%
      12,300   Global Payments Inc. ..............................   $   796,548
      27,600   Kanbay International Inc.* ........................       496,248
                                                                     -----------
                                                                       1,292,796
                                                                     -----------
               INSURANCE--1.6%
      16,800   Ohio Casualty Corporation* ........................       393,960
      15,750   Platinum Underwriters Holdings, Inc. ..............       466,200
                                                                     -----------
                                                                         860,160
                                                                     -----------
               INTERNET SOFTWARE & SERVICES--4.7%
      66,950   aQuantive, Inc.* ..................................       743,145
      20,400   Arbinet Holdings, Inc. * ..........................       393,924
      10,400   Netease.com Inc. ADR*# ............................       513,656
      35,650   Openwave Systems, Inc.* ...........................       477,353
      40,200   ValueClick, Inc.* .................................       416,472
                                                                     -----------
                                                                       2,544,550
                                                                     -----------
               LEISURE EQUIPMENT & PRODUCTS--1.4%
      27,700   LIFE TIME FITNESS, Inc.* ..........................       749,839
                                                                     -----------
               MACHINERY--4.8%
      15,350   Actuant Corporation Cl. A* ........................       653,756
       5,400   CUNO Incorporated* ................................       273,888
      16,200   Gardner Denver Inc.* ..............................       591,948
      20,050   Joy Global Inc. ...................................       679,093
      12,350   Watts Water Technologies, Inc. Cl. A ..............       385,938
                                                                     -----------
                                                                       2,584,623
                                                                     -----------
               MEDIA--4.4%
     102,750   Harris Interactive Inc.* ..........................       427,440
      12,890   Media General, Inc. Cl. A .........................       789,899
      73,800   Spanish Broadcasting System, Inc. Cl. A * .........       616,230
      50,100   World Wrestling Entertainment, Inc. ...............       535,569
                                                                     -----------
                                                                       2,369,138
                                                                     -----------
               MEDICAL TECHNOLOGY--.7%
      12,700   Syneron Medical Ltd.* .............................       368,300
                                                                     -----------
               METALS & MINING--2.0%
      24,100   Alpha Natural Resources, Inc.* ....................       557,915
       8,800   Cleveland-Cliffs Inc. .............................       510,488
                                                                     -----------
                                                                       1,068,403
                                                                     -----------
               OIL & GAS--4.5%
     108,150   Grey Wolf, Inc.* ..................................       648,900
      29,750   Range Resources Corporation .......................       673,838
      29,014   Todco * ...........................................       645,562
      14,600   Whiting Petroleum Corporation* ....................       441,942
                                                                     -----------
                                                                       2,410,242
                                                                     -----------

THE ALGER INSTITUTIONAL FUNDS                                               -12-
ALGER SMALLCAP GROWTH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2005

     SHARES    COMMON STOCKS (CONTINUED)                                  VALUE
   ---------                                                             -------
               PHARMACEUTICALS--1.4%
      30,450   Impax Laboratories, Inc.* .........................   $   495,421
      10,850   Pharmion Corp.* ...................................       250,635
                                                                     -----------
                                                                         746,056
                                                                     -----------
               ROAD & RAIL--1.3%
      22,150   Landstar Systems, Inc.* ...........................       678,897
                                                                     -----------
               SEMICONDUCTOR CAPITAL EQUIPMENT--2.0%
      18,400   FormFactor Inc.* ..................................       420,256
      61,450   SiRF Technology Holdings, Inc.* ...................       701,145
                                                                     -----------
                                                                       1,121,401
                                                                     -----------
               SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT--3.2%
      17,100   ATMI, Inc.* .......................................       391,846
      24,300   Microsemi Corporation* ............................       411,156
      35,100   Semtech Corporation* ..............................       592,839
      11,800   Sigmatel Incorporated* ............................       309,042
                                                                     -----------
                                                                       1,704,883
                                                                     -----------
               SOFTWARE--5.1%
      11,950   Cerner Corporation* ...............................       693,817
      15,137   Fair Isaac Corporation ............................       497,705
      17,150   Hyperion Solutions Corporation* ...................       697,491
      36,400   Quest Software, Inc. * ............................       431,704
      39,050   VeriFone Holdings, Inc.* ..........................       419,787
                                                                     -----------
                                                                       2,740,504
                                                                     -----------
               SPECIALTY RETAIL--4.0%
      23,150   AnnTaylor Stores Corporation* .....................       566,944
      10,750   Guitar Center, Inc.* ..............................       530,513
      18,450   Pacific Sunwear of California, Inc.* ..............       417,154
      19,300   PETCO Animal Supplies, Inc.* ......................       604,090
                                                                     -----------
                                                                       2,118,701
                                                                     -----------
               THRIFTS & MORTGAGE FINANCE--1.0%
      48,483   Bank Mutual Corporation ...........................       510,526
                                                                     -----------
               WIRELESS TELECOMMUNICATION SERVICES--2.1%
      25,850   InPhonic, Inc.* ...................................       398,607
      98,650   UbiquiTel Inc.* ...................................       713,240
                                                                     -----------
                                                                       1,111,847
                                                                     -----------
               Total Common Stocks
                 (Cost $49,462,719) ..............................    51,628,765
                                                                     -----------

THE ALGER INSTITUTIONAL FUNDS                                               -13-
ALGER SMALLCAP GROWTH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2005

   PRINCIPAL
    AMOUNT     SHORT-TERM INVESTMENTS--3.1%                               VALUE
   ---------                                                             -------
               U.S.  AGENCY  OBLIGATIONS
  $1,650,000   Federal  Home Loan  Banks, 2.61%, 5/2/05
                 (Cost $1,649,761)                                   $ 1,649,761
                                                                     -----------
Total Investments
  (Cost $51,112,480)(a) ...................................  99.5%    53,278,526
Other Assets in Excess of Liabilities .....................    .5        251,338
                                                             ----    -----------
Net Assets ................................................   100%   $53,529,864
                                                             ====    ===========








-------------
*     Non-income producing security.
#     American Depositary Receipts.
(a) At April 30, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $51,112,480 amounted to $2,166,046 which consisted of aggregate gross unrealized appreciation of $5,390,991 and aggregate gross unrealized depreciation of $3,224,945.

                       See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS                                               -14-
ALGER MIDCAP GROWTH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
April 30, 2005

     SHARES    COMMON STOCKS--98.4%                                       VALUE
   ---------                                                             -------
               AEROSPACE & DEFENSE--2.0%
     267,775   L-3 Communications Holdings, Inc. .................  $ 19,003,992
                                                                    ------------
               BIOTECHNOLOGY--4.3%
     309,650   Charles River Laboratories International, Inc.* ...    14,668,120
     456,900   ImClone Systems Incorporated* .....................    14,552,265
     231,800   OSI Pharmaceuticals, Inc.* ........................    10,972,253
                                                                    ------------
                                                                      40,192,638
                                                                    ------------
               BUILDING & CONSTRUCTION--2.5%
     195,100   Pulte Homes Inc. ..................................    13,939,895
     119,650   Toll Brothers, Inc.* ..............................     9,069,470
                                                                    ------------
                                                                      23,009,365
                                                                    ------------
               CAPITAL MARKETS--2.3%
     209,830   Affiliated Managers Group, Inc.* ..................    13,120,670
      70,150   Greenhill & Co., Inc. .............................     2,209,725
     139,050   Investors Financial Services Corp. ................     5,833,148
                                                                    ------------
                                                                      21,163,543
                                                                    ------------
               CHEMICALS--1.5%
     561,367   Lyondell Chemical Company .........................    14,084,698
                                                                    ------------
               COMMERCIAL SERVICES & SUPPLIES--4.0%
     607,100   Education Management Corporation* .................    16,998,800
     297,550   First Marblehead Corporation (The)* ...............    11,464,601
   1,245,500   Service Corporation International .................     8,768,320
                                                                    ------------
                                                                      37,231,721
                                                                    ------------
               COMMUNICATION EQUIPMENT--1.7%
   1,255,800   Arris Group Inc.* .................................     9,531,522
   1,395,200   Brocade Communications Systems, Inc.* .............     6,083,072
                                                                    ------------
                                                                      15,614,594
                                                                    ------------
               COMMUNICATION TECHNOLOGY--1.5%
     617,000   Nextel Partners, Inc. Cl. A* ......................    14,511,840
                                                                    ------------
               COMPUTERS & PERIPHERALS--4.7%
     592,800   Apple Computer, Inc.* .............................    21,376,368
     719,350   PalmOne, Inc.* ....................................    15,415,671
     560,600   Western Digital Corporation* ......................     7,114,014
                                                                    ------------
                                                                      43,906,053
                                                                    ------------
               COMPUTER SERVICES--1.1%
     911,400   Akamai Technologies, Inc.* ........................    10,763,634
                                                                    ------------
               CONSTRUCTION & ENGINEERING--.4%
     153,350   Chicago Bridge & Iron Company N.V. ................     3,431,973
                                                                    ------------
               DIVERSIFIED FINANCIAL SERVICES--1.4%
     638,900   CapitalSource Inc.* ...............................    13,416,900
                                                                    ------------
               ELECTRICAL EQUIPMENT--1.5%
     307,700   Rockwell Automation, Inc. .........................    14,224,971
                                                                    ------------
               ELECTRIC AND ELECTRONIC EQUIPMENT--2.2%
     301,100   Roper Industries, Inc. ............................    20,375,437
                                                                    ------------

THE ALGER INSTITUTIONAL FUNDS                                               -15-
ALGER MIDCAP GROWTH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2005

     SHARES    COMMON STOCKS (CONTINUED)                                  VALUE
   ---------                                                             -------
               ELECTRONIC EQUIPMENT & INSTRUMENTS--1.2%
     318,850   Trimble Navigation Limited* .......................  $ 10,974,817
                                                                    ------------
               ENERGY EQUIPMENT & SERVICES--6.6%
     357,800   BJ Services Company ...............................    17,442,750
     313,600   Lone Star Technologies, Inc.* .....................    12,211,584
     498,900   National-Oilwell Varco Inc.* ......................    19,826,286
      94,100   Transocean Inc.* ..................................     4,363,417
     432,200   Williams Companies, Inc. (The) ....................     7,356,044
                                                                    ------------
                                                                      61,200,081
                                                                    ------------
               FINANCIAL INFORMATION SERVICES--1.0%
     340,300   Genworth Financial Inc. Cl. A .....................     9,511,385
                                                                    ------------
               HEALTH CARE EQUIPMENT & SUPPLIES--2.3%
     202,050   C.R. Bard, Inc. ...................................    14,379,898
     215,500   Varian Medical Systems, Inc.* .....................     7,270,970
                                                                    ------------
                                                                      21,650,868
                                                                    ------------
               HEALTH CARE PROVIDERS & SERVICES--9.4%
     245,900   AMERIGROUP Corporation* ...........................     8,636,008
     496,700   Community Health Systems Inc.* ....................    18,104,715
     103,950   Covance Inc.* .....................................     4,744,278
     199,200   DaVita, Inc.* .....................................     8,027,760
     477,400   Health Management Associates, Inc. Cl. A ..........    11,806,102
     273,300   Humana Inc.* ......................................     9,469,845
      93,900   Medco Health Solutions, Inc.* .....................     4,786,083
     211,000   PacifiCare Health Systems, Inc.* ..................    12,609,360
      92,800   Quest Diagnostics Incorporated ....................     9,818,240
                                                                    ------------
                                                                      88,002,391
                                                                    ------------
               HOTELS, RESTAURANTS & LEISURE--5.4%
     229,300   Applebee's International, Inc. ....................     5,682,054
     177,950   Harrah's Entertainment, Inc. ......................    11,677,079
     288,900   Hilton Hotels Corporation .........................     6,306,687
     147,700   Kerzner International Limited* ....................     8,136,793
     317,900   Penn National Gaming, Inc.* .......................    10,013,850
     152,000   Starwood Hotels & Resorts Worldwide, Inc. .........     8,259,680
                                                                    ------------
                                                                      50,076,143
                                                                    ------------
               HOUSEHOLD DURABLES--.4%
      88,800   Garmin Ltd. .......................................     3,507,600
                                                                    ------------
               INFORMATION TECHNOLOGY SERVICES--1.5%
     216,000   Global Payments Inc. ..............................    13,988,160
                                                                    ------------
               INTERNET & CATALOG RETAIL--1.9%
   1,525,817   Netflix Inc.* .....................................    17,638,445
                                                                    ------------
               INTERNET SOFTWARE & SERVICES--1.6%
     301,850   Netease.com Inc. ADR*# ............................    14,908,371
                                                                    ------------
               LEISURE & ENTERTAINMENT--1.9%
     550,600   Shanda Interactive Entertainment Ltd.* ............    17,712,802
                                                                    ------------

THE ALGER INSTITUTIONAL FUNDS                                               -16-
ALGER MIDCAP GROWTH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2005

     SHARES    COMMON STOCKS (CONTINUED)                                  VALUE
   ---------                                                             -------
               MACHINERY--2.7%
     283,375   Joy Global Inc. ...................................  $  9,597,911
     403,600   Pentair, Inc. .....................................    16,055,208
                                                                    ------------
                                                                      25,653,119
                                                                    ------------
               MACHINERY - OIL WELL EQUIPMENT &
                 SERVICES--1.7%
     648,000   Patterson-UTI Energy, Inc. ........................    15,532,560
                                                                    ------------
               MEDIA--6.9%
     341,700   DreamWorks Animation SKG, Inc.* ...................    12,813,750
     333,050   Lamar Advertising Company, Cl. A* .................    12,449,409
     284,400   Liberty Media International, Inc.* ................    11,794,068
     368,900   Univision Communications Inc. Cl. A* ..............     9,698,381
     418,700   Westwood One, Inc.* ...............................     7,662,210
     372,950   XM Satellite Radio Holdings Inc. Cl. A* ...........    10,345,633
                                                                    ------------
                                                                      64,763,451
                                                                    ------------
               METALS & MINING--2.7%
      75,700   Cleveland-Cliffs Inc. .............................     4,391,357
     478,800   Peabody Energy Corporation ........................    20,957,076
                                                                    ------------
                                                                      25,348,433
                                                                    ------------
               OIL & GAS--2.8%
     277,300   Enterprise Products Partners L.P. .................     7,162,659
     300,800   EOG Resources, Inc. ...............................    14,303,040
     145,400   Talisman Energy Inc. ..............................     4,383,810
                                                                    ------------
                                                                      25,849,509
                                                                    ------------
               PERSONAL PRODUCTS--.8%
     176,500   Avon Products, Inc. ...............................     7,074,120
                                                                    ------------
               PHARMACEUTICALS--1.5%
     241,550   Sepracor Inc.* ....................................    14,473,676
                                                                    ------------
               RETAIL--3.3%
     269,000   Estee Lauder Companies Inc. Cl. A .................    10,332,290
   1,182,700   Saks Incorporated .................................    20,153,208
                                                                    ------------
                                                                      30,485,498
                                                                    ------------
               SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT--4.8%
     530,100   ATI Technologies Inc.* ............................     7,845,480
     393,500   Linear Technology Corporation .....................    14,063,690
     842,000   Teradyne, Inc.* ...................................     9,278,840
     526,100   Xilinx, Inc. ......................................    14,173,134
                                                                    ------------
                                                                      45,361,144
                                                                    ------------
               SOFTWARE--2.6%
     179,200   Electronic Arts Inc.* .............................     9,567,488
     189,750   Intuit Inc.* ......................................     7,646,925
     312,150   Take-Two Interactive Software, Inc.* ..............     7,344,890
                                                                    ------------
                                                                      24,559,303
                                                                    ------------

THE ALGER INSTITUTIONAL FUNDS                                               -17-
ALGER MIDCAP GROWTH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2005

     SHARES    COMMON STOCKS (CONTINUED)                                  VALUE
   ---------                                                             -------
               SPECIALTY RETAIL--1.9%
     117,400   Electronics Boutique Holdings Corp.* ..............  $  6,542,702
     426,800   PETsMART, Inc. ....................................    11,374,220
                                                                    ------------
                                                                      17,916,922
                                                                    ------------
               TEXTILES, APPAREL & LUXURY GOODS--2.4%
     482,300   Coach, Inc.* ......................................    12,925,640
     418,200   Fossil, Inc.* .....................................     9,727,332
                                                                    ------------
                                                                      22,652,972
                                                                    ------------
               Total Common Stocks
                 (Cost $908,825,843) .............................   919,773,129
                                                                    ------------
   PRINCIPAL
    AMOUNT     SHORT-TERM INVESTMENTS--1.3%
  ----------
               U.S.  AGENCY  OBLIGATIONS
 $12,200,000   Federal  Home Loan Banks, 2.61%, 5/2/05
                 (Cost $12,198,231) ..............................    12,198,231
                                                                    ------------
Total Investments
  (Cost $921,024,074) (a) ...............................   99.7%    931,971,360
Other Assets in Excess of Liabilities ...................     .3       2,560,350
                                                           -----    ------------
Net Assets ..............................................  100.0%   $934,531,710
                                                           =====    ============




------------
*     Non-income producing security.
#     American Depositary Receipts.
(a) At April 30, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $921,024,074, amounted to $10,947,286 which consisted of aggregate gross unrealized appreciation of $62,107,005 and aggregate gross unrealized depreciation of $51,159,719.

                       See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS                                               -18-
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
April 30, 2005

     SHARES    COMMON STOCKS--93.1%                                       VALUE
   ---------                                                             -------
               AEROSPACE & DEFENSE--2.4%
      12,900   General Dynamics Corporation ......................  $  1,355,145
      15,200   United Technologies Corporation ...................     1,546,144
                                                                    ------------
                                                                       2,901,289
                                                                    ------------
               AIR FREIGHT & LOGISTICS--1.8%
      33,700   UTI Worldwide, Inc. ...............................     2,161,518
                                                                    ------------
               BEVERAGES--.8%
      17,800   PepsiCo, Inc. .....................................       990,392
                                                                    ------------
               BIOTECHNOLOGY--6.2%
      26,700   Amgen Inc.* .......................................     1,554,207
      35,100   Genentech, Inc.* ..................................     2,489,994
      55,500   Gilead Sciences, Inc. * ...........................     2,059,050
      12,700   OSI Pharmaceuticals, Inc.* ........................       601,154
      37,100   Serologicals Corporation* .........................       798,763
                                                                    ------------
                                                                       7,503,168
                                                                    ------------
               BUSINESS SERVICES--.4%
      11,700   MicroStrategy Incorporated* .......................       509,301
                                                                    ------------
               CAPITAL MARKETS--1.0%
      23,100   Merrill Lynch & Co., Inc. .........................     1,245,783
                                                                    ------------
               CHEMICALS--.7%
       8,800   Huntsman Corporation ..............................       185,152
      15,700   Lubrizol Corporation ..............................       608,689
                                                                    ------------
                                                                         793,841
                                                                    ------------
               COMMERCIAL BANKS--.8%
      15,300   Wells Fargo & Company .............................       917,082
                                                                    ------------
               COMMERCIAL SERVICES & SUPPLIES--.6%
      19,800   First Marblehead Corporation (The)* ...............       762,894
                                                                    ------------
               COMMUNICATION EQUIPMENT--2.9%
      36,500   Arris Group Inc.* .................................       277,035
      93,000   Brocade Communications Systems, Inc.* .............       405,480
     124,900   Nokia Oyj ADR# ....................................     1,995,902
      26,150   QUALCOMM Inc. .....................................       912,373
                                                                    ------------
                                                                       3,590,790
                                                                    ------------
               COMMUNICATION TECHNOLOGY--1.1%
      55,800   Nextel Partners, Inc. Cl. A* ......................     1,312,416
                                                                    ------------
               COMPUTERS & PERIPHERALS--2.3%
      30,600   Apple Computer, Inc.* .............................     1,103,436
      48,600   EMC Corporation* ..................................       637,632
      41,800   Memc Electronic Materials, Inc.* ..................       490,314
      44,500   Western Digital Corporation* ......................       564,705
                                                                    ------------
                                                                       2,796,087
                                                                    ------------

THE ALGER INSTITUTIONAL FUNDS                                               -19-
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2005

     SHARES    COMMON STOCKS (CONTINUED)                                  VALUE
   ---------                                                             -------
               COMPUTER TECHNOLOGY--.2%
       8,000   NAVTEQ* ...........................................  $    291,360
                                                                    ------------
               CONSUMER FINANCE--.2%
       4,200   Capital One Financial Corporation .................       297,738
                                                                    ------------
               DIVERSIFIED FINANCIAL SERVICES--2.0%
      26,300   Citigroup Inc. ....................................     1,235,048
      13,300   Lehman Brothers Holdings Inc. .....................     1,219,876
                                                                    ------------
                                                                       2,454,924
                                                                    ------------
               ENERGY EQUIPMENT & SERVICES--3.4%
      78,100   National-Oilwell Varco Inc.* ......................     3,103,694
      14,300   Schlumberger Limited ..............................       978,263
                                                                    ------------
                                                                       4,081,957
                                                                    ------------
               FINANCIAL INFORMATION SERVICES--1.6%
      71,200   Genworth Financial Inc. Cl. A .....................     1,990,040
                                                                    ------------
               FOOD & STAPLES RETAILING--3.6%
      69,100   CVS Corporation ...................................     3,564,178
      29,000   Performance Food Group Co.* .......................       779,810
                                                                    ------------
                                                                       4,343,988
                                                                    ------------
               FREIGHT & LOGISTICS--1.1%
      15,800   FedEx Corp. .......................................     1,342,210
                                                                    ------------
               HEALTH CARE--.8%
       7,400   WellPoint Inc. * ..................................       945,350
                                                                    ------------
               HEALTH CARE EQUIPMENT & SUPPLIES--1.7%
      19,200   Beckman Coulter, Inc. .............................     1,280,832
      19,400   St. Jude Medical, Inc.* ...........................       757,182
                                                                    ------------
                                                                       2,038,014
                                                                    ------------
               HEALTH CARE PROVIDERS & SERVICES--6.3%
      17,500   AMERIGROUP Corporation* ...........................       614,600
      26,400   Caremark Rx, Inc.* ................................     1,057,320
       8,200   CIGNA Corporation .................................       754,236
      26,300   Community Health Systems Inc.* ....................       958,635
      25,000   HCA, Inc. .........................................     1,396,000
      23,000   McKesson Corporation ..............................       851,000
      23,100   PacifiCare Health Systems, Inc.* ..................     1,380,456
       6,500   UnitedHealth Group Incorporated ...................       614,315
                                                                    ------------
                                                                       7,626,562
                                                                    ------------
               HOTELS, RESTAURANTS & LEISURE--2.1%
     117,200   Hilton Hotels Corporation .........................     2,558,476
                                                                    ------------
               HOUSEHOLD DURABLES--.1%
       3,300   Garmin Ltd. .......................................       130,350
                                                                    ------------
               HOUSEHOLD PRODUCTS--1.3%
      28,700   Procter & Gamble Company ..........................     1,554,105
                                                                    ------------

THE ALGER INSTITUTIONAL FUNDS                                               -20-
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2005

     SHARES    COMMON STOCKS (CONTINUED)                                  VALUE
   ---------                                                             -------
               INDUSTRIAL CONGLOMERATES--3.3%
      54,700   General Electric Company ..........................  $  1,980,140
      66,400   Tyco International Ltd. ...........................     2,078,984
                                                                    ------------
                                                                       4,059,124
                                                                    ------------
               INFORMATION TECHNOLOGY SERVICES--0.2%
       5,600   Automatic Data Processing, Inc. ...................       243,264
                                                                    ------------
               INSURANCE--.8%
      28,400   St. Paul Travelers Companies, Inc. (The) ..........     1,016,720
                                                                    ------------
               INTERNET SOFTWARE & SERVICES--8.4%
      22,700   Google Inc. Cl. A* ................................     4,994,000
      27,200   Netease.com Inc. ADR*# ............................     1,343,408
     113,100   Yahoo! Inc. * .....................................     3,903,081
                                                                    ------------
                                                                      10,240,489
                                                                    ------------
               LEISURE & ENTERTAINMENT--1.7%
      64,800   Shanda Interactive Entertainment Ltd. * ...........     2,084,616
                                                                    ------------
               MACHINERY--OIL WELL EQUIPMENT &
                 SERVICES--.6%
      29,900   Patterson-UTI Energy, Inc. ........................       716,703
                                                                    ------------
               MEDIA--3.6%
      20,200   Entercom Communications Corp.* ....................       651,046
     121,800   News Corporation Cl. A ............................     1,861,104
     108,300   Time Warner Inc.* .................................     1,820,523
                                                                    ------------
                                                                       4,332,673
                                                                    ------------
               METALS & MINING--1.8%
      14,300   Alpha Natural Resources, Inc.* ....................       331,045
      41,400   Peabody Energy Corporation ........................     1,812,078
                                                                    ------------
                                                                       2,143,123
                                                                    ------------
               OIL & GAS--1.0%
      20,300   BP PLC Sponsored ADR# .............................     1,236,270
                                                                    ------------
               PERSONAL PRODUCTS--1.4%
      31,900   Gillette Company (The) ............................     1,647,316
                                                                    ------------
               PHARMACEUTICALS--10.6%
      12,000   Eli Lilly and Company .............................       701,640
      74,175   IVAX Corporation* .................................     1,401,907
      43,000   Johnson & Johnson .................................     2,951,090
      18,000   Merck & Co. Inc. ..................................       610,200
      29,100   Novartis AG ADR# ..................................     1,418,043
      88,830   Pfizer Inc. .......................................     2,413,511
      30,300   Sanofi-Aventis ADR# ...............................     1,344,411
      58,600   Schering-Plough Corporation .......................     1,222,982
      14,400   Sepracor Inc.* ....................................       862,848
                                                                    ------------
                                                                      12,926,632
                                                                    ------------
               RETAIL--1.0%
      12,300   Neiman Marcus Group, Inc. .........................     1,209,336
                                                                    ------------

THE ALGER INSTITUTIONAL FUNDS                                               -21-
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2005

     SHARES    COMMON STOCKS (CONTINUED)                                  VALUE
   ---------                                                             -------
               ROAD & RAIL--1.0%
      24,200   Burlington Northern Santa Fe Corporation ..........  $  1,167,650
                                                                    ------------
               SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT--4.1%
      34,500   ATI Technologies Inc.* ............................       510,600
      18,600   Broadcom Corporation Cl. A* .......................       556,326
      62,700   Intel Corporation .................................     1,474,704
      36,400   Marvell Technology Group Ltd.* ....................     1,218,672
     232,500   Skyworks Solutions, Inc.* .........................     1,218,300
                                                                    ------------
                                                                       4,978,602
                                                                    ------------
               SOFTWARE--4.9%
      25,600   Cognos, Inc.* .....................................       968,704
      14,700   Intuit Inc.* ......................................       592,410
      80,700   Microsoft Corporation .............................     2,041,710
     167,700   Oracle Corporation* ...............................     1,938,612
      44,350   VeriFone Holdings, Inc.* ..........................       476,763
                                                                    ------------
                                                                       6,018,199
                                                                    ------------
               SPECIALTY RETAIL--2.2%
       4,700   Abercrombie & Fitch Co. Cl. A .....................       253,565
      32,500   Bed Bath & Beyond Inc.* ...........................     1,209,325
      22,850   Lowe's Companies, Inc. ............................     1,190,714
                                                                    ------------
                                                                       2,653,604
                                                                    ------------
               TEXTILES, APPAREL & LUXURY GOODS--.9%
      42,600   Coach, Inc.* ......................................     1,141,680
                                                                    ------------
               WIRELESS TELECOMMUNICATION SERVICES--.4%
       8,700   SpectraSite, Inc.* ................................       488,332
                                                                    ------------
               Total Common Stocks
                 (Cost $108,140,133 ) ............................   113,443,968
                                                                    ------------
   PRINCIPAL
    AMOUNT      SHORT-TERM INVESTMENTS--3.9%
  ----------
               U.S.  AGENCY  OBLIGATIONS
  $4,700,000   Federal  Home Loan  Banks, 2.61%, 5/2/05
                 (Cost $4,699,319) ...............................     4,699,318
                                                                    ------------
Total Investments
  (Cost $112,839,452)(a) ................................   97.0%    118,143,286
Other Assets in Excess of Liabilities ...................    3.0       3,668,626
                                                           -----    ------------
Net Assets ..............................................  100.0%   $121,811,912
                                                           =====    ============


-------------
*     Non-income producing security.
#     American Depositary Receipts.
(a) At April 30, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $112,839,452 amounted to $5,303,834 which consisted of aggregate gross unrealized appreciation of $8,982,116 and aggregate gross unrealized depreciation of $3,678,282.

                       See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS                                               -22-
ALGER BALANCED INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
April 30, 2005

     SHARES    COMMON STOCKS--62.4%                                       VALUE
   ---------                                                             -------
               AEROSPACE & DEFENSE--1.5%
          50   Boeing Company (The) ..............................    $    2,976
         200   General Dynamics Corporation ......................        21,010
                                                                      ----------
                                                                          23,986
                                                                      ----------
               BEVERAGES--1.4%
         400   PepsiCo, Inc. .....................................        22,256
                                                                      ----------
               BIOTECHNOLOGY--.9%
         200   Genentech, Inc.* ..................................        14,188
                                                                      ----------
               BUILDING & CONSTRUCTION--1.1%
         250   Pulte Homes Inc. ..................................        17,863
                                                                      ----------
               CAPITAL MARKETS--1.6%
         300   Merrill Lynch & Co., Inc. .........................        16,179
         200   Morgan Stanley ....................................        10,524
                                                                      ----------
                                                                          26,703
                                                                      ----------
               CHEMICALS--1.5%
         400   Dow Chemical Company (The) ........................        18,372
         150   Rohm and Haas Company .............................         6,549
                                                                      ----------
                                                                          24,921
                                                                      ----------
               COMMUNICATION EQUIPMENT--1.5%
         500   Nokia Oyj ADR# ....................................         7,990
         450   QUALCOMM Inc. .....................................        15,701
                                                                      ----------
                                                                          23,691
                                                                      ----------
               COMMUNICATION TECHNOLOGY--.5%
         350   Nextel Partners, Inc. Cl. A* ......................         8,232
                                                                      ----------
               COMPUTERS & PERIPHERALS--1.9%
         550   Apple Computer, Inc.* .............................        19,833
         850   EMC Corporation* ..................................        11,152
                                                                      ----------
                                                                          30,985
                                                                      ----------
               CONSUMER PRODUCTS--.8%
         500   Eastman Kodak Company .............................        12,500
                                                                      ----------
               DIVERSIFIED FINANCIAL SERVICES--1.3%
         300   Franklin Resources, Inc. ..........................        20,604
                                                                      ----------
               ELECTRICAL EQUIPMENT--.3%
         100   Rockwell Automation, Inc. .........................         4,623
                                                                      ----------
               ELECTRIC UTILITIES--.4%
         100   Entergy Corporation ...............................         7,330
                                                                      ----------
               ENERGY EQUIPMENT & SERVICES--2.5%
         350   National-Oilwell Varco Inc.* ......................        13,909
         150   Suncor Energy, Inc. ...............................         5,529
         200   Transocean Inc.* ..................................         9,274
         700   Williams Companies, Inc. (The) ....................        11,914
                                                                      ----------
                                                                          40,626
                                                                      ----------
               FINANCIAL INFORMATION SERVICES--.7%
         400   Genworth Financial Inc. Cl. A .....................        11,180
                                                                      ----------

THE ALGER INSTITUTIONAL FUNDS                                               -23-
ALGER BALANCED INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2005

     SHARES    COMMON STOCKS (CONTINUED)                                  VALUE
   ---------                                                             -------
               FOOD & BEVERAGES--.3%
         100   Yum! Brands, Inc. .................................    $    4,696
                                                                      ----------
               FOOD & STAPLES RETAILING--2.5%
         400   CVS Corporation ...................................        20,632
         400   Wal-Mart Stores, Inc. .............................        18,856
                                                                      ----------
                                                                          39,488
                                                                      ----------
               FREIGHT & LOGISTICS--1.1%
         200   FedEx Corp. .......................................        16,990
                                                                      ----------
               HEALTH CARE--.8%
         100   WellPoint Inc. * ..................................        12,775
                                                                      ----------
               HEALTH CARE EQUIPMENT & SUPPLIES--2.1%
         150   Baxter International Inc. .........................         5,565
         400   Medtronic, Inc. ...................................        21,080
         200   Varian Medical Systems, Inc.* .....................         6,748
                                                                      ----------
                                                                          33,393
                                                                      ----------
               HEALTH CARE PROVIDERS & SERVICES--5.1%
         250   Caremark Rx, Inc.* ................................        10,012
         200   CIGNA Corporation .................................        18,396
         450   HCA, Inc. .........................................        25,128
         500   Health Management Associates, Inc. Cl. A ..........        12,365
         200   Humana Inc.* ......................................         6,930
         150   PacifiCare Health Systems, Inc.* ..................         8,964
                                                                      ----------
                                                                          81,795
                                                                      ----------
               HOTELS, RESTAURANTS & LEISURE--2.5%
         250   Harrah's Entertainment, Inc. ......................        16,405
         700   Hilton Hotels Corporation .........................        15,281
         150   Starwood Hotels & Resorts Worldwide, Inc. .........         8,151
                                                                      ----------
                                                                          39,837
                                                                      ----------
               INDUSTRIAL CONGLOMERATES--.9%
         450   Tyco International Ltd. ...........................        14,090
                                                                      ----------
               INSURANCE--.9%
         400   St. Paul Travelers Companies, Inc. (The) ..........        14,320
                                                                      ----------
               INTERNET & CATALOG RETAIL--1.3%
         300   eBay Inc.* ........................................         9,519
         950   Netflix Inc.* .....................................        10,982
                                                                      ----------
                                                                          20,501
                                                                      ----------
               INTERNET SOFTWARE & SERVICES--2.9%
         100   Google Inc. Cl. A* ................................        22,000
         700   Yahoo! Inc. * .....................................        24,157
                                                                      ----------
                                                                          46,157
                                                                      ----------
               MACHINERY--1.1%
         200   Caterpillar Inc. ..................................        17,610
                                                                      ----------

THE ALGER INSTITUTIONAL FUNDS                                               -24-
ALGER BALANCED INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2005

     SHARES    COMMON STOCKS (CONTINUED)                                  VALUE
   ---------                                                             -------
               MEDIA--2.8%
         600   Disney (Walt) Company .............................    $   15,840
         900   News Corporation Cl. A ............................        13,752
         100   Viacom Inc. Cl. B .................................         3,462
         450   XM Satellite Radio Holdings Inc. Cl. A* ...........        12,483
                                                                      ----------
                                                                          45,537
                                                                      ----------
               METALS & MINING--.4%
         150   Peabody Energy Corporation ........................         6,565
                                                                      ----------
               MULTILINE RETAIL--1.6%
         200   Federated Department Stores, Inc. .................        11,500
         300   Penny, (JC) Co. Inc. ..............................        14,223
                                                                      ----------
                                                                          25,723
                                                                      ----------
               OIL & GAS--2.4%
         150   BP PLC Sponsored ADR# .............................         9,135
         100   Enterprise Products Partners L.P. .................         2,583
         350   Exxon Mobil Corporation ...........................        19,960
         300   Sasol Ltd. ADR# ...................................         6,975
                                                                      ----------
                                                                          38,653
                                                                      ----------
               PERSONAL PRODUCTS--2.2%
         350   Avon Products, Inc. ...............................        14,028
         400   Gillette Company (The) ............................        20,656
                                                                      ----------
                                                                          34,684
                                                                      ----------
               PHARMACEUTICALS--5.8%
         250   Johnson & Johnson .................................        17,157
         450   Merck & Co. Inc. ..................................        15,255
         200   Novartis AG ADR# ..................................         9,746
         400   Sanofi-Aventis ADR# ...............................        17,748
       1,050   Schering-Plough Corporation .......................        21,914
         250   Wyeth .............................................        11,235
                                                                      ----------
                                                                          93,055
                                                                      ----------
               RETAIL--.6%
         600   Saks Incorporated .................................        10,224
                                                                      ----------
               SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT--2.6%
         800   Intel Corporation .................................        18,816
         500   Linear Technology Corporation .....................        17,870
         200   Xilinx, Inc. ......................................         5,388
                                                                      ----------
                                                                          42,074
                                                                      ----------
               SOFTWARE--2.2%
         100   Electronic Arts Inc.* .............................         5,339
         650   Microsoft Corporation .............................        16,445
       1,100   Oracle Corporation* ...............................        12,716
                                                                      ----------
                                                                          34,500
                                                                      ----------

THE ALGER INSTITUTIONAL FUNDS                                               -25-
ALGER BALANCED INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2005

     SHARES    COMMON STOCKS (CONTINUED)                                  VALUE
   ---------                                                             -------
               SPECIALTY RETAIL--1.0%
         300   Lowe's Companies, Inc. ............................    $   15,633
                                                                      ----------
               TOBACCO--.4%
         100   Altria Group, Inc. ................................         6,499
                                                                      ----------
               WIRELESS TELECOMMUNICATION SERVICES--1.0%
         750   Sprint Corporation ................................        16,695
                                                                      ----------
               Total Common Stocks
                 (Cost $990,021) .................................     1,001,182
                                                                      ----------
   PRINCIPAL
    AMOUNT     CORPORATE BONDS--9.0%
  ----------
               AEROSPACE & DEFENSE--.7%
     $ 5,000   United Technologies, 4.875%, 11/1/06 ..............         5,074
       6,504   Systems 2001 Asset Trust Cl. G,
                 6.664%, 9/15/13 (a) .............................         7,098
                                                                      ----------
                                                                          12,172
                                                                      ----------
               AUTOMOTIVE--.6%
       6,000   General Motors Acceptance, 6.875%, 9/15/11 ........         5,263
       4,000   General Motors Acceptance Corp., 4.50%, 7/15/06 ...         3,913
                                                                      ----------
                                                                           9,176
                                                                      ----------
               BUILDING & CONSTRUCTION--.3%
       5,000   Pulte Homes Inc., 5.20%, 2/15/15 ..................         4,820
                                                                      ----------
               CABLE--.4%
       6,000   Cox Communications, Inc., 5.45%, 12/15/14(a) ......         5,989
                                                                      ----------
               CAPITAL MARKETS--.8%
      10,000   Goldman Sachs Group, Inc., 4.75%, 7/15/13 .........         9,842
       3,000   J.P. Morgan Chase & Co., 3.625%, 5/1/08 ...........         2,947
                                                                      ----------
                                                                          12,789
                                                                      ----------
               COMMERCIAL BANKS--1.3%
       4,000   Associates Corp. North America, 6.95%, 11/1/18 ....         4,698
       5,000   Bank of America Corp., 5.375%, 6/15/14 ............         5,219
      10,000   Wells Fargo & Co. Sr. Global Notes, 6.375%, 8/1/11         11,048
                                                                      ----------
                                                                          20,965
                                                                      ----------
               COMPUTERS & PERIPHERALS--.4%
       5,000   International Business Machines Corp.,
                 6.50%, 1/15/28 ..................................         5,739
                                                                      ----------
               DIVERSIFIED TELECOMMUNICATION SERVICES--.4%
       6,000   Verizon New York Inc. Series A, 6.875%, 4/1/12 ....         6,581
                                                                      ----------
               FINANCE--.3%
       5,000   Caterpillar Financial Services Corporation,
                 3.70%, 8/15/08 ..................................         4,909
                                                                      ----------
               FINANCIAL SERVICES--.6%
      10,000   John Deere Capital Corp., 4.125%, 1/15/10 .........         9,875
                                                                      ----------
               HEALTH CARE PROVIDERS & SERVICES--.3%
       5,000   UnitedHealth Group, 4.75%, 2/10/14 ................         4,974
                                                                      ----------

THE ALGER INSTITUTIONAL FUNDS                                               -26-
ALGER BALANCED INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2005

   PRINCIPAL
    AMOUNT     CORPORATE BONDS (CONTINUED)                                VALUE
   ---------                                                             -------
               INSURANCE--.9%
    $ 10,000   Berkshire Hathaway Financial Rule,
                 4.85%, 1/15/15 (a) ..............................    $    9,946
       5,000   Markel Corp., 7.00%, 5/15/08 ......................         5,345
                                                                      ----------
                                                                          15,291
                                                                      ----------
               LEASING--.9%
      14,000   International Lease Finance Corp., 4.75%, 1/13/12 .        13,779
                                                                      ----------
               MEDIA--.5%
       3,000   Comcast Corporation, 6.50%, 1/15/15 ...............         3,309
       5,000   Liberty Media Corporation Floating Rate Note,
                 3.99%, 9/17/06 ..................................         5,061
                                                                      ----------
                                                                           8,370
                                                                      ----------
               PHARMACEUTICALS--.6%
      10,000   Merck & Co. Inc., 4.75%, 3/1/15 ...................         9,855
                                                                      ----------
               Total Corporate Bonds
                 (Cost $146,771) .................................       145,284
               U.S. GOVERNMENT & AGENCY OBLIGATIONS--26.0%
               Federal National Mortgage Association,
      25,000   3.125%, 7/15/06 ...................................        24,843
       7,000   3.25%, 8/15/08 ....................................         6,827
       5,000   4.25%, 5/15/09 ....................................         5,022
      20,000   4.30%, 1/19/10 ....................................        19,984
      10,000   5.00%, 4/19/10 ....................................        10,090
       9,681   4.80%, 4/25/10 ....................................         9,808
      15,000   4.125%, 4/15/14 ...................................        14,597
       5,000   6.625%, 11/15/30 ..................................         6,185
               Federal Home Loan Mortgage Corporation,
      20,000   4.125%, 11/18/09 ..................................        19,915
      10,000   4.50%, 1/15/14 ....................................        10,019
               Federal Home Loan Bank,
      15,000   4.30%, 2/3/11 .....................................        14,805
      10,000   5.50%, 5/18/15 ....................................        10,038
               U.S. Treasury Bonds,
      10,000   3.75%, 3/31/07 ....................................        10,022
      73,000   3.25%, 8/15/07 ....................................        72,364
       5,000   3.125%, 9/15/08 ...................................         4,898
       5,000   7.50%, 11/15/16 ...................................         6,424
      40,000   5.375%, 2/15/31 ...................................        45,191
               U.S. Treasury Notes,
      17,000   3.50%, 11/15/06 ...................................        16,994
      20,000   3.00%, 11/15/07 ...................................        19,674
      20,000   3.50%, 11/15/09 ...................................        19,709
      27,000   4.375%, 8/15/12 ...................................        27,629
      10,000   4.25%, 8/15/13 ....................................        10,084
      10,000   4.75%, 5/15/14 ....................................        10,427
      22,000   4.0%, 2/15/15 .....................................        21,652
                                                                      ----------
               Total U.S. Government & Agency Obligations
                 (Cost $416,828) .................................       417,201
                                                                      ----------

THE ALGER INSTITUTIONAL FUNDS                                               -27-
ALGER BALANCED INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2005

                                                                          VALUE
                                                                         -------
Total Investments
  (Cost $1,553,620) (b) ..................................  97.4%     $1,563,667
Other Assets in Excess of Liabilities ....................   2.6          42,206
                                                           -----      ----------
Net Assets ............................................... 100.0%     $1,605,873
                                                           =====      ==========





-------------
*     Non-income producing security.

#     American Depositary Receipts.

(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers. These securities are deemed to be liquid and represent 1.4% of net assets of the fund.

(b) At April 30,2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,553,620, amounted to $10,047 which consisted of aggregate gross unrealized appreciation of $52,013 and aggregate gross unrealized depreciation of $41,966.

                       See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS                                               -28-
ALGER SOCIALLY RESPONSIBLE GROWTH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
April 30, 2005

     SHARES    COMMON STOCKS--92.8%                                       VALUE
   ---------                                                             -------
               AIR FREIGHT & LOGISTICS--1.5%
         350   UTI Worldwide, Inc. ...............................    $   22,449
                                                                      ----------
               BEVERAGES--2.9%
         800   PepsiCo, Inc. .....................................        44,512
                                                                      ----------
               BIOTECHNOLOGY--6.2%
         350   Amgen Inc.* .......................................        20,373
         400   Genentech, Inc.* ..................................        28,376
         700   Gilead Sciences, Inc. * ...........................        25,970
         200   OSI Pharmaceuticals, Inc.* ........................         9,467
         450   Serologicals Corporation* .........................         9,688
                                                                      ----------
                                                                          93,874
                                                                      ----------
               BUSINESS SERVICES--.4%
         150   MicroStrategy Incorporated* .......................         6,529
                                                                      ----------
               CAPITAL MARKETS--1.1%
         300   Merrill Lynch & Co., Inc. .........................        16,179
                                                                      ----------
               CHEMICALS--.6%
         100   Huntsman Corporation ..............................         2,104
         200   Lubrizol Corporation ..............................         7,754
                                                                      ----------
                                                                           9,858
                                                                      ----------
               COMMERCIAL BANKS--.6%
         150   Wells Fargo & Company .............................         8,991
                                                                      ----------
               COMMERCIAL SERVICES & SUPPLIES--.6%
         250   First Marblehead Corporation (The)* ...............         9,632
                                                                      ----------
               COMMUNICATION EQUIPMENT--2.9%
         450   Arris Group Inc.* .................................         3,415
       1,150   Brocade Communications Systems, Inc.* .............         5,014
       1,550   Nokia Oyj ADR# ....................................        24,769
         300   QUALCOMM Inc. .....................................        10,467
                                                                      ----------
                                                                          43,665
                                                                      ----------
               COMMUNICATION TECHNOLOGY--1.1%
         700   Nextel Partners, Inc. Cl. A* ......................        16,464
                                                                      ----------
               COMPUTERS & PERIPHERALS--2.8%
         400   Apple Computer, Inc.* .............................        14,424
         650   EMC Corporation* ..................................         8,528
         500   Memc Electronic Materials, Inc.* ..................         5,865
       1,050   Western Digital Corporation* ......................        13,324
                                                                      ----------
                                                                          42,141
                                                                      ----------
               COMPUTER TECHNOLOGY--.2%
         100   NAVTEQ* ...........................................         3,642
                                                                      ----------
               CONSUMER FINANCE--.2%
          50   Capital One Financial Corporation .................         3,544
                                                                      ----------

THE ALGER INSTITUTIONAL FUNDS                                               -29-
ALGER SOCIALLY RESPONSIBLE GROWTH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2005

     SHARES    COMMON STOCKS (CONTINUED)                                  VALUE
   ---------                                                             -------
               DIVERSIFIED FINANCIAL SERVICES--1.8%
         300   Citigroup Inc. ....................................    $   14,088
         150   Lehman Brothers Holdings Inc. .....................        13,758
                                                                      ----------
                                                                          27,846
                                                                      ----------
               ELECTRICAL AND ELECTRONIC EQUIPMENT--1.3%
         300   Roper Industries, Inc. ............................        20,301
                                                                      ----------
               ENERGY EQUIPMENT & SERVICES--4.7%
         600   Lone Star Technologies, Inc.* .....................        23,364
         850   National-Oilwell Varco Inc.* ......................        33,779
         200   Schlumberger Limited ..............................        13,682
                                                                      ----------
                                                                          70,825
                                                                      ----------
               FINANCIAL INFORMATION SERVICES--1.6%
         850   Genworth Financial Inc. Cl. A .....................        23,758
                                                                      ----------
               FOOD & STAPLES RETAILING--4.3%
       1,025   CVS Corporation ...................................        52,869
         450   Performance Food Group Co.* .......................        12,101
                                                                      ----------
                                                                          64,970
                                                                      ----------
               FREIGHT & LOGISTICS--0.8%
         150   FedEx Corp. .......................................        12,743
                                                                      ----------
               HEALTH CARE--.8%
         100   WellPoint Inc. * ..................................        12,775
                                                                      ----------
               HEALTH CARE EQUIPMENT & SUPPLIES--1.7%
         250   Beckman Coulter, Inc. .............................        16,677
         250   St. Jude Medical, Inc.* ...........................         9,758
                                                                      ----------
                                                                          26,435
                                                                      ----------
               HEALTH CARE PROVIDERS & SERVICES--5.4%
         250   AMERIGROUP Corporation* ...........................         8,780
         100   CIGNA Corporation .................................         9,198
         300   Community Health Systems Inc.* ....................        10,935
         300   HCA, Inc. .........................................        16,752
         300   McKesson Corporation ..............................        11,100
         300   PacifiCare Health Systems, Inc.* ..................        17,928
          70   UnitedHealth Group Incorporated ...................         6,616
                                                                      ----------
                                                                          81,309
                                                                      ----------
               HOTELS, RESTAURANTS & LEISURE--2.1%
       1,450   Hilton Hotels Corporation .........................        31,653
                                                                      ----------
               HOUSEHOLD DURABLES--.1%
          50   Garmin Ltd. .......................................         1,975
                                                                      ----------
               HOUSEHOLD PRODUCTS--1.2%
         350   Procter & Gamble Company ..........................        18,953
                                                                      ----------
               INDUSTRIAL CONGLOMERATES--2.6%
       1,250   Tyco International Ltd. ...........................        39,138
                                                                      ----------
               INFORMATION TECHNOLOGY SERVICES--.1%
          50   Automatic Data Processing, Inc. ...................         2,172
                                                                      ----------

THE ALGER INSTITUTIONAL FUNDS                                               -30-
ALGER SOCIALLY RESPONSIBLE GROWTH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2005

     SHARES    COMMON STOCKS (CONTINUED)                                  VALUE
   ---------                                                             -------
               INSURANCE--.8%
         350   St. Paul Travelers Companies, Inc. (The) ..........    $   12,530
                                                                      ----------
               INTERNET SOFTWARE & SERVICES--9.1%
         400   aQuantive, Inc.* ..................................         4,440
         300   Google Inc. Cl. A* ................................        66,000
         350   Netease.com Inc. ADR*# ............................        17,287
       1,450   Yahoo! Inc. * .....................................        50,040
                                                                      ----------
                                                                         137,767
                                                                      ----------
               LEISURE & ENTERTAINMENT--1.7%
         800   Shanda Interactive Entertainment Ltd. * ...........        25,736
                                                                      ----------
               MACHINERY--OIL WELL EQUIPMENT &
                 SERVICES--0.6%
         350   Patterson-UTI Energy, Inc. ........................         8,390
                                                                      ----------
               MEDIA--3.4%
         250   Entercom Communications Corp.* ....................         8,057
       1,450   News Corporation Cl. A ............................        22,156
       1,300   Time Warner Inc.* .................................        21,853
                                                                      ----------
                                                                          52,066
                                                                      ----------
               METALS & MINING--1.7%
         150   Alpha Natural Resources, Inc.* ....................         3,472
         500   Peabody Energy Corporation ........................        21,885
                                                                      ----------
                                                                          25,357
                                                                      ----------
               MULTILINE RETAIL--.5%
         150   Kohl's Corporation* ...............................         7,140
                                                                      ----------
               OIL & GAS--1.0%
         250   BP PLC Sponsored ADR# .............................        15,225
                                                                      ----------
               PERSONAL PRODUCTS--1.7%
         500   Gillette Company (The) ............................        25,820
                                                                      ----------
               PHARMACEUTICALS--8.1%
         150   Eli Lilly and Company .............................         8,770
         900   IVAX Corporation* .................................        17,010
         200   Merck & Co. Inc. ..................................         6,780
         350   Novartis AG ADR# ..................................        17,056
       1,100   Pfizer Inc. .......................................        29,887
         350   Sanofi-Aventis ADR# ...............................        15,530
         750   Schering-Plough Corporation .......................        15,653
         200   Sepracor Inc.* ....................................        11,984
                                                                      ----------
                                                                         122,670
                                                                      ----------
               RETAIL--1.0%
         150   Neiman Marcus Group, Inc. .........................        14,748
                                                                      ----------
               ROAD & RAIL--1.0%
         300   Burlington Northern Santa Fe Corporation ..........        14,475
                                                                      ----------

THE ALGER INSTITUTIONAL FUNDS                                               -31-
ALGER SOCIALLY RESPONSIBLE GROWTH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2005

     SHARES    COMMON STOCKS (CONTINUED)                                  VALUE
   ---------                                                             -------
               SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT--4.2%
         450   ATI Technologies Inc.* ............................    $    6,660
         250   Broadcom Corporation Cl. A * ......................         7,477
         800   Intel Corporation .................................        18,816
         450   Marvell Technology Group Ltd.* ....................        15,066
       2,900   Skyworks Solutions, Inc.* .........................        15,196
                                                                      ----------
                                                                          63,215
                                                                      ----------
               SOFTWARE--4.9%
         300   Cognos, Inc.* .....................................        11,352
         200   Intuit Inc.* ......................................         8,060
       1,000   Microsoft Corporation .............................        25,300
       2,100   Oracle Corporation* ...............................        24,276
         525   VeriFone Holdings, Inc.* ..........................         5,644
                                                                      ----------
                                                                          74,632
                                                                      ----------
               SPECIALTY RETAIL--2.4%
         150   Abercrombie & Fitch Co. Cl. A .....................         8,092
         400   Bed Bath & Beyond Inc.* ...........................        14,884
         250   Lowe's Companies, Inc. ............................        13,028
                                                                      ----------
                                                                          36,004
                                                                      ----------
               TEXTILES, APPAREL & LUXURY GOODS--.7%
         400   Coach, Inc.* ......................................        10,720
                                                                      ----------
               WIRELESS TELECOMMUNICATION SERVICES--.4%
         100   SpectraSite, Inc.* ................................         5,613
                                                                      ----------
               Total Common Stocks
                 (Cost $1,347,242) ...............................     1,408,441
                                                                      ----------
Total Investments
  (Cost $1,347,242)(a) ..................................   92.8%      1,408,441
Other Assets in Excess of Liabilities ...................    7.2         109,652
                                                           -----      ----------
Net Assets ..............................................  100.0%     $1,518,093
                                                           =====      ==========



------------
*     Non-income producing security.
#     American Depositary Receipts.
(a) At April 30, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,347,242 amounted to $61,199 which consisted of aggregate gross unrealized appreciation of $110,961 and aggregate gross unrealized depreciation of $49,762.

                       See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS                                               -32-
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
April 30, 2005


                                                               LargeCap        SmallCap
                                                                Growth          Growth
                                                                 Fund            Fund
                                                             ------------    ------------
ASSETS:
Investments in securities, at value (identified cost*)
  --see accompanying schedules of investments ............   $ 91,578,481    $ 53,278,526
Cash .....................................................          7,656          36,598
Receivable for investment securities sold ................             --         935,827
Receivable for shares of beneficial interest sold ........        147,203         355,221
Dividends and interest receivable ........................         41,402           2,531
Receivable from Investment Manager--Note 3(a) ............             --              --
Prepaid expenses .........................................          7,052           8,431
                                                             ------------    ------------
  Total Assets ...........................................     91,781,794      54,617,134
                                                             ------------    ------------
LIABILITIES:
Payable for investment securities purchased ..............             --         732,770
Payable for shares of beneficial interest redeemed .......        157,583         292,149
Accrued investment management fees .......................         55,337          37,477
Accrued transfer agent fees ..............................          1,068           1,944
Accrued expenses .........................................         39,957          22,930
                                                             ------------    ------------
  Total Liabilities ......................................        253,945       1,087,270
                                                             ------------    ------------
NET ASSETS ...............................................   $ 91,527,849    $ 53,529,864
                                                             ============    ============
Net Assets Consist of:
  Paid-in capital ........................................   $121,718,934    $120,365,026
  Accumulated net investment loss ........................        385,232        (299,918)
  Undistributed net realized gain (accumulated loss) .....    (31,593,320)    (68,701,290)
  Net unrealized appreciation (depreciation) .............      1,017,003       2,166,046
                                                             ------------    ------------
NET ASSETS ...............................................   $ 91,527,849    $ 53,529,864
                                                             ============    ============
Shares of beneficial interest outstanding--Note 6
  Class I ................................................      7,895,220       3,150,891
                                                             ============    ============
  Class R ................................................        299,548          91,566
                                                             ============    ============
Net Asset Value Per Share
  Class I ................................................   $      11.17    $      16.51
                                                             ============    ============
  Class R ................................................   $      11.05    $      16.36
                                                             ============    ============
*Identified cost .........................................   $ 90,561,478    $ 51,112,480
                                                             ============    ============

                       See Notes to Financial Statements.

                                                                            -33-
                                                         Socially
      MidCap             Capital                        Responsible
      Growth          Appreciation       Balanced         Growth
       Fund               Fund             Fund            Fund
   -------------     -------------      ----------      ----------


   $931,971,360      $ 118,143,286      $1,563,667      $1,408,441
         45,516             18,478          52,353          70,838
      2,703,885          4,544,537          15,777          53,238
      4,113,713          1,272,194           1,658             287
        245,342             51,986           6,640             631
             --                 --           2,478           1,250
         59,182             10,751             483             797
   -------------     -------------      ----------      ----------
    939,138,998        124,041,232       1,646,056       1,535,482
   -------------     -------------      ----------      ----------

      1,688,315            918,252          33,277          10,998
      1,987,308          1,174,365              --              --
        613,471             84,032             961             918
          4,612              5,568              77             100
        313,582             47,103           5,868           5,373
   -------------     -------------      ----------      ----------
      4,607,288          2,229,320          40,183          17,389
   -------------     -------------      ----------      ----------
   $934,531,710      $ 121,811,912      $1,605,873      $1,518,093
   ============      =============      ==========      ==========

   $866,755,843      $ 226,990,151      $1,522,925      $1,341,040
     (3,075,086)           282,968            (658)          1,239
     59,903,667       (110,765,041)         73,559         114,615
     10,947,286          5,303,834          10,047          61,199
   -------------     -------------      ----------      ----------
   $934,531,710      $ 121,811,912      $1,605,873      $1,518,093
   ============      =============      ==========      ==========

     59,038,002         10,403,757         191,777         244,561
   ============      =============      ==========      ==========
      1,054,083             75,843          25,036          38,667
   ============      =============      ==========      ==========

   $      15.55      $       11.62      $     7.41      $     5.37
   ============      =============      ==========      ==========
   $      15.39      $       11.49      $     7.35      $     5.31
   ============      =============      ==========      ==========
   $921,024,074      $ 112,839,452      $1,553,620      $1,347,242
   ============      =============      ==========      ==========

THE ALGER INSTITUTIONAL FUNDS                                               -34-
STATEMENTS OF OPERATIONS (UNAUDITED)
For the six months ended April 30, 2005


                                                LargeCap         SmallCap
                                                 Growth           Growth
                                                  Fund             Fund
                                               -----------      -----------
INVESTMENT INCOME
Income:
  Dividends ................................   $   875,853      $    84,477
  Interest .................................        19,747           23,146
                                               -----------      -----------
   Total income ............................       895,600          107,623
                                               -----------      -----------

Expenses:
  Management fees--Note 3(a) ...............       348,401          283,937
  Shareholder servicing fees ...............       116,134           83,511
  Custodian fees ...........................        14,502           11,134
  Transfer agent fees--Note 3(d) ...........         5,524            6,675
  Professional fees ........................         3,453            2,981
  Printing fees ............................         2,790            3,780
  Distribution fees--Note 3(b) .............         7,708            1,703
  Trustees' fees ...........................         1,228              892
  Interest expense .........................            66            3,196
  Miscellaneous ............................        10,562            9,732
                                               -----------      -----------
                                                   510,368          407,541

Less expense reimbursement--Note 3(a) ......            --               --
                                               -----------      -----------
  Total Expenses ...........................       510,368          407,541
                                               -----------      -----------
NET INVESTMENT INCOME (LOSS) ...............       385,232         (299,918)
                                               -----------      -----------
REALIZED AND UNREALIZED
  GAIN ON INVESTMENTS:
  Net realized gain on investments .........     7,619,185        6,372,223
  Net change in unrealized appreciation
  (depreciation) on investments ............    (5,325,260)      (2,410,203)
                                               -----------      -----------
  Net realized and unrealized gain
    on investments .........................     2,293,925        3,962,020
                                               -----------      -----------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS ........................   $ 2,679,157      $ 3,662,102
                                               ===========      ===========

                       See Notes to Financial Statements.

                                                                            -35-
                                                       Socially
   MidCap              Capital                       Responsible
   Growth           Appreciation       Balanced        Growth
    Fund                Fund             Fund           Fund
 ------------       ------------       --------      -----------


 $  1,679,612       $  1,001,080       $  9,806       $  10,666
      518,238             44,996         10,326              69
 ------------       ------------       --------       ---------
    2,197,850          1,046,076         20,132          10,735
 ------------       ------------       --------       ---------


    3,781,675            542,540          6,061           5,696
    1,181,773            159,571            901             867
       48,330             15,266          7,119           6,825
       48,998             12,042            217             300
       22,253              4,594          1,753           1,257
       56,700              5,790            845             845
       37,696              1,997            448             455
       12,457              1,689             21              20
           --                545             --              --
       83,054             19,074            821             809
 ------------       ------------       --------       ---------
    5,272,936            763,108         18,186          17,074

           --                 --         (8,081)         (7,578)
 ------------       ------------       --------       ---------
    5,272,936            763,108         10,105           9,496
 ------------       ------------       --------       ---------
   (3,075,086)           282,968         10,027           1,239
 ------------       ------------       --------       ---------


   65,269,792         12,793,605         85,424         115,986

  (41,754,355)        (6,298,251)       (61,381)        (60,472)
 ------------       ------------       --------       ---------

   23,515,437          6,495,354         24,043          55,514
 ------------       ------------       --------       ---------

 $ 20,440,351       $  6,778,322       $ 34,070       $  56,753
 ============       ============       ========       =========

THE ALGER INSTITUTIONAL FUNDS                                               -36-
STATEMENTS OF CHANGES IN NET ASSETS

                                                                    LargeCap
                                                                     Growth
                                                                      Fund
                                                        -------------------------------
                                                            For the
                                                          Six Months         For the
                                                             Ended         Year Ended
                                                        April 30, 2005     October 31,
                                                          (Unaudited)         2004
                                                        --------------   --------------
Net investment income (loss) .........................   $    385,232    $   (501,149)
Net realized gain on investments .....................      7,619,185       8,360,426
Net change in unrealized appreciation
  (depreciation) on investments ......................     (5,325,260)     (6,519,566)
                                                         ------------    ------------
Net increase in net assets
  resulting from operations ..........................      2,679,157       1,339,711
                                                         ------------    ------------
Dividends and distributions to
  shareholders from:
  Net investment income
  Class I ............................................             --              --
  Class R ............................................             --              --
  Net realized gains
  Class I ............................................             --              --
  Class R ............................................             --              --
                                                         ------------    ------------
Total dividends and distributions to shareholders ....             --              --
                                                         ------------    ------------
Increase (decrease) from shares of
  beneficial interest transactions:
  Class I ............................................     (2,501,538)     (4,892,989)
  Class R ............................................        758,926       2,423,531
                                                         ------------    ------------
Net increase (decrease) from shares
  of beneficial interest
  transactions--Note 6 ...............................     (1,742,612)     (2,469,458)
                                                         ------------    ------------
    Total increase (decrease) ........................        936,545      (1,129,747)
Net Assets:
  Beginning of period ................................     90,591,304      91,721,051
                                                         ------------    ------------
  End of period ......................................   $ 91,527,849    $ 90,591,304
                                                         ============    ============
Undistributed net investment income
  (accumulated loss) .................................   $    385,232    $   (501,149)
                                                         ============    ============

                       See Notes to Financial Statements.

               SmallCap                          MidCap
                Growth                           Growth
                 Fund                             Fund
   ------------------------------    -------------------------------
       For the                           For the
     Six Months        For the         Six Months        For the
        Ended        Year Ended           Ended        Year Ended
   April 30, 2005    October 31,     April 30, 2005    October 31,
     (Unaudited)        2004           (Unaudited)        2004
   --------------  --------------    --------------   --------------
   $   (299,918)   $   (918,437)     $  (3,075,086)   $  (6,352,257)
      6,372,223      19,348,420         65,269,792       38,265,061

     (2,410,203)    (13,191,873)       (41,754,355)     (10,878,579)
   ------------    ------------      -------------    -------------

      3,662,102       5,238,110         20,440,351       21,034,225
   ------------    ------------      -------------    -------------



             --              --                 --               --
             --              --                 --               --

             --              --        (14,080,915)              --
             --              --           (225,450)              --
   ------------    ------------      -------------    -------------
             --              --        (14,306,365)              --
   ------------    ------------      -------------    -------------


    (21,491,873)    (28,739,464)        72,803,527      277,510,949
      1,287,700         203,378          4,321,273       11,195,628
   ------------    ------------      -------------    -------------


    (20,204,173)    (28,536,086)        77,124,800      288,706,577
   ------------    ------------      -------------    -------------
    (16,542,071)    (23,297,976)        83,258,786      309,740,802

     70,071,935      93,369,911        851,272,924      541,532,122
   ------------    ------------      -------------    -------------
   $ 53,529,864    $ 70,071,935      $ 934,531,710    $ 851,272,924
   ============    ============      =============    =============

   $   (299,918)   $   (918,437)     $  (3,075,086)   $  (6,352,257)
   ============    ============      =============    =============

THE ALGER INSTITUTIONAL FUNDS                                               -38-
STATEMENTS OF CHANGES IN NET ASSETS

                                                                      Capital
                                                                   Appreciation
                                                                       Fund
                                                          -------------------------------
                                                              For the
                                                            Six Months         For the
                                                               Ended         Year Ended
                                                          April 30, 2005     October 31,
                                                            (Unaudited)         2004
                                                          --------------   --------------
Net investment income (loss) ..........................   $     282,968    $  (1,322,488)
Net realized gain on investments ......................      12,793,605       10,282,251
Net change in unrealized appreciation
  (depreciation) on investments .......................      (6,298,251)      (8,886,695)
                                                          -------------    -------------
Net increase in net assets
  resulting from operations ...........................       6,778,322           73,068
                                                          -------------    -------------
Dividends and distributions to
  shareholders from:
  Net investment income
  Class I .............................................              --               --
  Class R .............................................              --               --
  Net realized gains
  Class I .............................................              --               --
  Class R .............................................              --               --
                                                          -------------    -------------
Total dividends and distributions to shareholders .....              --               --
                                                          -------------    -------------
Increase (decrease) from shares of
  beneficial interest transactions:
  Class I .............................................     (10,694,748)     (35,772,587)
  Class R .............................................         133,403          659,615
                                                          -------------    -------------
Net increase (decrease) from shares
  of beneficial interest
  transactions--Note 6 ................................     (10,561,345)     (35,112,972)
                                                          -------------    -------------
    Total increase (decrease) .........................      (3,783,023)     (35,039,904)
Net Assets:
  Beginning of period .................................     125,594,935      160,634,839
                                                          -------------    -------------
  End of period .......................................   $ 121,811,912    $ 125,594,935
                                                          =============    =============
Undistributed net investment income
  (accumulated loss) ..................................   $     282,968    $  (1,322,488)
                                                          =============    =============

                       See Notes to Financial Statements.

                                               Socially
                                             Responsible
           Balanced                            Growth
             Fund                               Fund
 ------------------------------    -------------------------------
     For the                           For the
   Six Months        For the         Six Months        For the
      Ended        Year Ended           Ended        Year Ended
 April 30, 2005    October 31,     April 30, 2005    October 31,
   (Unaudited)        2004           (Unaudited)        2004
 --------------  --------------    --------------   --------------
 $    10,027      $     3,788      $     1,239      $   (14,986)
      85,424           45,169          115,986           62,678

     (61,381)         (31,014)         (60,472)         (41,602)
 -----------      -----------      -----------      -----------

      34,070           17,943           56,753            6,090
 -----------      -----------      -----------      -----------



     (12,752)            (756)              --               --
      (1,011)              --               --               --

     (35,778)              --          (56,378)          (6,181)
      (4,123)              --           (7,512)            (397)
 -----------      -----------      -----------      -----------
     (53,664)            (756)         (63,890)          (6,578)
 -----------      -----------      -----------      -----------


       3,914           11,547           38,091              951
      20,861          105,281          102,723           40,664
 -----------      -----------      -----------      -----------


      24,775          116,828          140,814           41,615
 -----------      -----------      -----------      -----------
       5,181          134,015          133,677           41,127

   1,600,692        1,466,677        1,384,416        1,343,289
 -----------      -----------      -----------      -----------
 $ 1,605,873      $ 1,600,692      $ 1,518,093      $ 1,384,416
 ===========      ===========      ===========      ===========

 $      (658)     $     1,274      $     1,239      $   (14,986)
 ===========      ===========      ===========      ===========

THE ALGER INSTITUTIONAL FUNDS                                               -40-
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                   Income from
                                                              Investment Operations
                                                             -----------------------
                                                                             Net
                                                                         Realized and                               Net
                                                 Net Asset       Net      Unrealized    Total    Distributions     Asset
                                                   Value,     Investment     Gain        from         from         Value,
                                                 Beginning     Income     (Loss) on   Investment  Net Realized    End of
                                                 of Period   (Loss)(iv)  Investments  Operations      Gains       Period
                                                -----------  ----------  -----------  -----------  -----------  -----------
ALGER LARGECAP GROWTH INSTITUTIONAL FUND (i)
CLASS I
Six months ended
  4/30/05(ii)(v) .............................     $10.86      $ 0.05       $ 0.26       $ 0.31       $   --       $11.17
Year ended 10/31/04 ..........................      10.71       (0.06)        0.21         0.15           --        10.86
Year ended 10/31/03 ..........................       8.70       (0.03)        2.04         2.01           --        10.71
Year ended 10/31/02 ..........................      11.63       (0.03)       (2.90)       (2.93)          --         8.70
Year ended 10/31/01 ..........................      17.15       (0.03)       (4.50)       (4.53)       (0.99)       11.63
Year ended 10/31/00 ..........................      17.17       (0.03)        1.92         1.89        (1.91)       17.15
CLASS R
Six months ended
  4/30/05(ii)(v) .............................     $10.76      $ 0.01       $ 0.28       $ 0.29       $   --       $11.05
Year ended 10/31/04 ..........................      10.66       (0.12)        0.22         0.10           --        10.76
From 1/27/03 to 10/31/03(iii)(v) .............       8.12       (0.06)        2.60         2.54           --        10.66

ALGER SMALLCAP GROWTH INSTITUTIONAL FUND
CLASS I
Six months ended
  4/30/05(ii)(v) .............................     $16.07      $(0.08)      $ 0.52       $ 0.44       $   --       $16.51
Year ended 10/31/04 ..........................      15.10       (0.16)        1.13         0.97           --        16.07
Year ended 10/31/03 ..........................      10.97       (0.12)        4.25         4.13           --        15.10
Year ended 10/31/02 ..........................      13.35       (0.13)       (2.25)       (2.38)          --        10.97
Year ended 10/31/01 ..........................      23.78       (0.08)      (10.35)       10.43)          --        13.35
Year ended 10/31/00 ..........................      22.82       (0.06)        2.50         2.44        (1.48)       23.78
CLASS R
Six months ended
  4/30/05(ii)(v) .............................     $15.93      $(0.11)      $ 0.54       $ 0.43       $   --       $16.36
Year ended 10/31/04 ..........................      15.05       (0.25)        1.13         0.88           --        15.93
From 1/27/03 to 10/31/03(iii)(v) .............      10.72       (0.14)        4.47         4.33           --        15.05

ALGER MIDCAP GROWTH INSTITUTIONAL FUND
CLASS I
Six months ended
  4/30/05(ii)(v) .............................     $15.38      $(0.05)      $ 0.47       $ 0.42       $(0.25)      $15.55
Year ended 10/31/04 ..........................      14.78       (0.13)        0.73         0.60           --        15.38
Year ended 10/31/03 ..........................      10.76       (0.11)        4.13         4.02           --        14.78
Year ended 10/31/02 ..........................      13.34       (0.10)       (2.48)       (2.58)          --        10.76
Year ended 10/31/01 ..........................      17.53       (0.08)       (3.44)       (3.52)       (0.67)       13.34
Year ended 10/31/00 ..........................      11.80       (0.04)        6.07         6.03        (0.30)       17.53
CLASS R
Six months ended
  4/30/05(ii)(v) .............................     $15.25      $(0.09)      $ 0.48       $ 0.39       $(0.25)      $15.39
Year ended 10/31/04 ..........................      14.73       (0.21)        0.73         0.52           --        15.25
From 1/27/03 to 10/31/03(iii)(v) .............      10.25       (0.14)        4.62         4.48           --        14.73

------------

(i) Prior to March 1, 2002, the Alger LargeCap Growth Institutional Fund was the Alger Growth Retirement Portfolio.

(ii)  Unaudited.

(iii) Commenced operations January 27, 2003.

(iv)  Amount was computed based on average shares outstanding during the period.

(v)   Ratios have been annualized; total return has not been annualized.

                       See Notes to Financial Statements.

                                  Ratios/Supplemental Data
                  -----------------------------------------------------
                      Net        Ratio of     Ratio of Net
                    Assets,      Expenses      Investment
                    End of           to          Income
                    Period        Average       (Loss) to    Portfolio
     Total          (000's          Net          Average     Turnover
    Return         omitted)       Assets        Net Assets     Rate
  -----------     ----------    -----------    -----------  -----------


      2.9%         $ 88,218         1.08%          0.85%       133.98%
      1.4            88,098         1.13          (0.51)       191.48
     23.1            91,588         1.14          (0.31)       255.49
    (25.2)          108,660         1.14          (0.24)       202.07
    (27.5)           97,308         1.09          (0.20)        89.54
     10.3           126,573         1.06          (0.16)       101.29


      2.7%         $  3,309         1.58%          0.24%       133.98%
      0.9             2,493         1.64          (1.05)       191.48
     31.3               133         1.62          (0.84)       255.49




      2.7%         $ 52,031         1.22%         (0.89)%       58.04%
      6.4            69,788         1.25          (1.03)       135.80
     37.7            93,300         1.24          (0.99)       139.97
    (17.8)           62,780         1.25          (1.01)       138.01
    (43.9)           86,790         1.19          (0.46)       191.89
     10.1           187,973         1.17          (0.23)       242.45


      2.7%         $  1,498         1.67%         (1.36)%       58.04%
      5.8               284         1.75          (1.55)       135.80
     40.4                70         1.74          (1.49)       139.97




      2.6%         $918,313         1.11%         (0.64)%      103.72%
      4.1           839,273         1.15          (0.87)       190.93
     37.4           540,742         1.17          (0.89)       217.33
    (19.3)          215,727         1.17          (0.81)       284.69
    (20.6)          217,153         1.13          (0.51)       130.93
     51.3           177,566         1.12          (0.24)       113.14


      2.4%         $ 16,219         1.60%         (1.14)%      103.72%
      3.5            12,000         1.65          (1.37)       190.93
     43.7               790         1.66          (1.40)       217.33

THE ALGER INSTITUTIONAL FUNDS                                               -42-
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                            Income from
                                                                      Investment Operations
                                                                     ------------------------
                                                                                     Net
                                                                                 Realized and
                                                         Net Asset        Net     Unrealized     Total      Dividends  Distributions
                                                           Value,     Investment     Gain        from       from Net       from
                                                         Beginning      Income    (Loss) on   Investment   Investment   Net Realized
                                                         of Period   (Loss)(iii) Investments  Operations      Income       Gains
                                                        -----------  ----------  -----------  -----------  -----------  -----------
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
CLASS I
Six months ended 4/30/05(iv)(xii) .....................     $11.05      $ 0.03       $ 0.54       $ 0.57       $   --       $   --
Year ended 10/31/04 ...................................      11.06       (0.10)        0.09        (0.01)          --           --
Year ended 10/31/03 ...................................       8.97       (0.06)        2.15         2.09           --           --
Year ended 10/31/02 ...................................      11.66       (0.08)       (2.61)       (2.69)          --           --
Year ended 10/31/01 ...................................      18.12       (0.03)       (6.37)       (6.40)          --        (0.06)
Year ended 10/31/00 ...................................      16.19       (0.09)        2.24         2.15           --        (0.22)
CLASS R
Six months ended 4/30/05(iv)(xii) .....................     $10.95      $   --       $ 0.54       $ 0.54       $   --       $   --
Year ended 10/31/04 ...................................      11.01       (0.16)        0.10        (0.06)          --           --
From 1/27/03 to 10/31/03(ii)(iv) ......................       8.36       (0.08)        2.73         2.65           --           --

ALGER BALANCED INSTITUTIONAL FUND
CLASS I
Six months ended 4/30/05(iv)(xii) .....................     $ 7.50      $ 0.05       $ 0.11       $ 0.16       $(0.07)      $(0.18)
Year ended 10/31/04 ...................................       7.41        0.02         0.07         0.09           --           --
Year ended 10/31/03 ...................................       6.67       (0.01)        0.75         0.74           --           --
Year ended 10/31/02 ...................................       8.20       (0.39)       (1.14)       (1.53)          --           --
From 12/4/00 to 10/31/01(i)(iv) .......................      10.00       (0.11)       (1.69)       (1.80)          --           --
CLASS R
Six months ended 4/30/05(iv)(xii) .....................     $ 7.43      $ 0.03       $ 0.12       $ 0.15       $(0.05)      $(0.18)
Year ended 10/31/04 ...................................       7.38       (0.02)        0.07         0.05           --           --
From 1/27/03 to 10/31/03(ii)(iv) ......................       6.43       (0.04)        0.99         0.95           --           --

ALGER SOCIALLY RESPONSIBLE GROWTH INSTITUTIONAL FUND
CLASS I
Six months ended 4/30/05(iv)(xii) .....................     $ 5.37      $ 0.01       $ 0.23       $ 0.24       $   --       $(0.24)
Year ended 10/31/04 ...................................       5.38       (0.05)        0.07         0.02           --        (0.03)
Year ended 10/31/03 ...................................       4.43       (0.09)        1.04         0.95           --           --
Year ended 10/31/02 ...................................       6.37       (0.77)       (1.17)       (1.94)          --           --
From 12/4/00 to 10/31/01(i)(iv) .......................      10.00       (0.30)       (3.33)       (3.63)          --           --
CLASS R
Six months ended 4/30/05(iv)(xii) .....................     $ 5.34      $(0.01)      $ 0.22       $ 0.21       $   --       $(0.24)
Year ended 10/31/04 ...................................       5.37       (0.08)        0.08           --           --        (0.03)
From 1/27/03 to 10/31/03(ii)(iv) ......................       4.13       (0.08)        1.32         1.24           --           --

------------
(i)   Commenced operations December 4, 2000.

(ii)  Commenced operations January 27, 2003.

(iii) Amount was computed based on average shares outstanding during the period.

(iv)  Ratios have been annualized; total return has not been annualized.

(v)   Amount has been reduced by 1.01% due to expense reimbursement.

(vi)  Amount has been reduced by 1.00% due to expense reimbursement.

(vii) Amount has been reduced by 0.90% due to expense reimbursement.

(viii) Amount has been reduced by 0.94% due to expense reimbursement.

(ix)  Amount has been reduced by 1.02% due to expense reimbursement.

(x)   Amount has been reduced by 0.99% due to expense reimbursement.

(xi)  Amount has been reduced by 1.03% due to expense reimbursement.

(xii) Unaudited

                       See Notes to Financial Statements.

                                                               Ratios/Supplemental Data
                                                ----------------------------------------------------
                                                    Net        Ratio of    Ratio of Net
                      Net                         Assets,      Expenses     Investment
                     Asset                        End of          to          Income
                     Value,                       Period        Average     (Loss) to     Portfolio
     Total           End of         Total         (000's          Net        Average       Turnover
 Distributions       Period        Return         omitted)      Assets      Net Assets       Rate
 -------------    -----------    -----------    -----------  -----------   -----------   -----------
   $   --           $11.62           5.2%         $120,940       1.19%          0.45%        84.23%
       --            11.05          (0.1)          124,889       1.23          (0.87)       160.00
       --            11.06          23.3           160,569       1.23          (0.59)       187.72
       --             8.97         (23.1)          132,010       1.23          (0.73)       180.39
    (0.06)           11.66         (35.4)          187,187       1.18          (0.21)       104.17
    (0.22)           18.12          13.1           279,916       1.14          (0.43)       144.16

   $   --           $11.49           4.9%         $    872       1.69%         (0.06)%       84.23%
       --            10.95          (0.5)              706       1.73          (1.39)       160.00
       --            11.01          31.7                66       1.72          (1.01)       187.72



   $(0.25)          $ 7.41           2.1%         $  1,422       1.20%(vi)      1.30%       114.71%
       --             7.50           1.3             1,435       1.35(v)        0.28        184.21
       --             7.41          11.1             1,409       2.00          (0.15)       149.42
       --             6.67         (18.7)              225       6.72          (5.21)       321.89
       --             8.20         (18.0)              108       3.13          (1.44)        15.99

   $(0.23)          $ 7.35           1.9%         $    184       1.69%(ix)      0.77%       114.71%
       --             7.43           0.7               166       1.82(vi)      (0.28)       184.21
       --             7.38          14.8                58       2.56          (0.74)       149.42



   $(0.24)          $ 5.37           4.3%         $  1,313       1.19%          0.26%        89.36%
    (0.03)            5.37           0.3             1,277       1.34(vii)     (1.04)       166.03
       --             5.38          21.4             1,277       2.26          (1.69)       187.82
       --             4.43         (30.5)               46      13.48         (13.17)       205.83
       --             6.37         (36.3)               77       5.31          (4.75)       114.33

   $(0.24)          $ 5.31           3.7%         $    205       1.68%         (0.54)%       89.36%
    (0.03)            5.34          (0.1)              107       1.83(viii)    (1.53)       166.03
       --             5.37          30.0                66       2.92          (2.29)       187.82

THE ALGER INSTITUTIONAL FUNDS                                               -44-
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1--GENERAL:

      The Alger Institutional Funds (formerly The Alger Institutional Fund) (the "Trust"), is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust operates as a series company and currently issues an unlimited number of shares of beneficial interest in six funds--LargeCap Growth Fund, SmallCap Growth Fund, MidCap Growth Fund, Capital Appreciation Fund, Balanced Fund and Socially Responsible Growth Fund (the "Funds"). Prior to February 28, 2004, the LargeCap Growth Fund was the LargeCap Growth Portfolio, the SmallCap Growth Fund was the Small Cap Portfolio, the MidCap Growth Fund was the MidCap Growth Portfolio, the Capital Appreciation Fund was the Capital Appreciation Portfolio, the Balanced Fund was the Balanced Portfolio and the Socially Responsible Growth Fund was the Socially Responsible Growth Portfolio. The LargeCap Growth Fund, SmallCap Growth Fund, MidCap Growth Fund, Capital Appreciation Fund and Socially Responsible Growth Fund normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation. The Balanced Fund's investment objectives are current income and long-term capital appreciation which it seeks to achieve through investing in equity and fixed income securities.

      Each Fund offers Class I and Class R shares. Class R shares were first offered January 27, 2003. Each class has identical rights to assets and earnings except that only Class R shares have a plan of distribution and bear the related expenses.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES:

(a) INVESTMENT VALUATION: Investments of the Funds are valued on each day the New York Stock Exchange (the "NYSE") is open as of the close of the NYSE (currently 4:00 p.m. Eastern time). Listed securities for which such information is regularly reported are valued at the last reported sales price or, in the absence of reported sales, at the mean between the bid and asked price or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued. Securities included within the Nasdaq market shall be valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there be no NOCP issued, at the last sale price on such day. Securities included within the Nasdaq market for which there is no NOCP and no last sale price on the day of valuation shall be valued at the mean between the last bid and asked prices on such day.

      Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

THE ALGER INSTITUTIONAL FUNDS                                               -45-
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

      Short-term securities having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Shares of mutual funds are valued at the net asset value of the underlying mutual fund.

(b) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.

      Premiums and discounts on debt securities purchased are amortized or accreted over the lives of the respective securities.

(c) REPURCHASE AGREEMENTS: The Funds enter into repurchase agreements with approved institutions. The repurchase agreements are collateralized by U.S. Government securities, which are either received and held in physical possession by the custodian or received by such custodian in book-entry form through the Federal Reserve book-entry system. The collateral is valued on a daily basis during the term of the agreement to ensure that its value equals or exceeds the agreed-upon repurchase price to be repaid to the Funds. Additional collateral is obtained when necessary.

(d) LENDING OF FUND SECURITIES: The Funds lend their securities to financial institutions, provided that the market value of the securities loaned will not at any time exceed one third of a Fund's total assets, as defined. The Funds earn fees on the securities loaned. In order to protect against the risk of failure by the borrower to return the securities loaned or any delay in the delivery of such securities, the loan is collateralized by cash, letters of credit or U.S. Government securities that are maintained in an amount equal to at least 100 percent of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any required additional collateral is delivered to the Funds on the next business day. As of April 30, 2005, there were no securities on loan.

(e) DIVIDENDS TO SHAREHOLDERS: Dividends payable to shareholders are recorded on the ex-dividend date. With respect to all Funds, dividends from net investment income and distributions from net realized gains, offset by any loss carry forward, are declared and paid annually after the end of the fiscal year in which earned.

      Each class is treated separately in determining the amounts of dividends of net investment income and capital gains payable to holders of its shares.

      The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Funds' distributions may be shown in the accompanying financial statements as either from, or in excess of net investment income, net realized gain on investment transactions or return of capital, depending on the type of book/tax differences that may exist. Capital accounts within the

THE ALGER INSTITUTIONAL FUNDS                                               -46-
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

financial statements are adjusted for permanent book/tax differences. Reclassifications result primarily from the differences in tax treatment of net operating losses and amortization adjustments on debt securities. The reclassifications had no impact on the net asset values of the Funds and are designed to present the Funds' capital accounts on a tax basis.

(f) FEDERAL INCOME TAXES: It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income to its shareholders. Provided a Fund maintains such compliance, no federal income tax provision is required. Each Fund is treated as a separate entity for the purpose of determining such compliance.

(g) ALLOCATION METHODS: The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to each Fund are charged to that Fund's operations; expenses which are applicable to all Funds are allocated among them based on net assets. Income, realized and unrealized gains and losses, and expenses of each Fund, are allocated among the Fund's classes based on relative net assets, with the exception of distribution fees, which are only applicable to Class R shares.

(h) INDEMNIFICATION: The Trust enters into contracts that contain a variety of indemnification provisions. The Trust's maximum exposure under these arrangements is unknown. The Trust does not anticipate recognizing any loss related to these arrangements.

(i) OTHER: These financial statements have been prepared using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates.

NOTE 3--INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:

(a) INVESTMENT MANAGEMENT FEES: Fees incurred by each Fund, pursuant to the provisions of its Investment Management Agreement with Fred Alger Management, Inc. ("Alger Management"), are payable monthly and are computed based on the value of the average daily net assets of each Fund at the following annual rates:

LargeCap Growth Fund ...........................     .75%
SmallCap Growth Fund ...........................     .85
MidCap Growth Fund .............................     .80
Capital Appreciation Fund ......................     .85
Balanced Fund ..................................     .75
Socially Responsible Growth Fund ...............     .75

      Alger Management has established an expense cap for the Balanced Fund and the Socially Responsible Growth Fund effective March 1, 2004. Alger Management will reimburse these Funds if annualized operating expenses exceed 1.25% and 1.75% for Class I Shares and Class R Shares, respectively,

THE ALGER INSTITUTIONAL FUNDS                                               -47-
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)


of average daily net assets. For the six months ended April 30, 2005, Alger Management reimbursed the Balanced Fund and the Socially Responsible Growth Fund $8,081 and $7,578, respectively.

(b) DISTRIBUTION FEES: Class R Shares--The Funds have adopted a Distribution Plan pursuant to which Class R shares of each Fund pays Fred Alger & Company, Incorporated, the Trust's distributor (the "Distributor") and an affiliate of Alger Management, a fee at the annual rate of .50% of the respective average daily net assets of the Class R shares of the designated Funds to compensate the Distributor for its activities and expenses incurred in distributing the Class R shares. The fees charged may be more or less than the expenses incurred by the Distributor.

(c) BROKERAGE COMMISSIONS: During the six months ended April 30, 2005, the LargeCap Growth Fund, the SmallCap Growth Fund, the MidCap Growth Fund, the Capital Appreciation Fund, the Balanced Fund and the Socially Responsible Growth Fund paid the Distributor commissions of $198,761, $57,427, $1,422,873, $134,499, $2,278 and $1,577, respectively, in connection with securities transactions.

(d) TRANSFER AGENT FEES: Alger Shareholder Services, Inc. ("Alger Services"), an affiliate of Alger Management, serves as transfer agent for the Trust. During the six months ended April 30, 2005, the LargeCap Growth Fund, the Small Cap Growth Fund, the MidCap Growth Fund, the Capital Appreciation Fund, the Balanced Fund and the Socially Responsible Growth Fund incurred fees of $3,840, $3,084, $37,195, $5,321, $67 and $60, respectively, for services provided by Alger Services. Effective November 22, 2004, State Street Bank and Trust Company replaced Alger Services as the Funds' transfer agent. Transfer agent services are provided by State Street Bank and Trust Company's affiliate, Boston Financial Data Services, Inc. ("BFDS").

Effective February 28, 2005, the Trust has entered into a shareholder administrative services agreement with Alger Services to compensate Alger Services on a per account basis for its liaison and administrative oversight ofBFDSand related services. During the six months ended April 30, 2005, the LargeCap Growth Fund, the SmallCap Growth Fund, the MidCap Growth Fund, the Capital Appreciation Fund, the Balanced Fund, and the Socially Responsible Growth Fund incurred fees of $52, $179, $755, $108, $3 and $11, respectively, for these services provided by Alger Services.

(e) OTHER TRANSACTIONS WITH AFFILIATES: Certain trustees and officers of the Trust are directors and officers of Alger Management, the Distributor and Alger Services. At April 30, 2005, Alger Management and its affiliates owned 59,545 shares, 29,456 shares, 86,647 shares, 19,170 shares, 187,394 shares and 243,785 shares of the LargeCap Growth Fund, the SmallCap Growth Fund, the MidCap Growth Fund, the Capital Appreciation Fund, the Balanced Fund and the Socially Responsible Growth Fund, respectively.

THE ALGER INSTITUTIONAL FUNDS                                               -48-
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)

NOTE 4--SECURITIES TRANSACTIONS:

      The following summarizes the securities transactions by the Funds, other than short-term securities, for the six months ended April 30, 2005:

                                                  PURCHASES           SALES
                                                  ---------           -----

LargeCap Growth Fund .........................   $123,939,153      $124,160,814
SmallCap Growth Fund .........................     37,936,790        59,506,973
MidCap Growth Fund ...........................  1,021,393,233       945,621,746
Capital Appreciation Fund ....................    104,586,692       119,734,979
Balanced Fund ................................      1,860,414         1,790,081
Socially Responsible Growth Fund .............      1,387,146         1,235,180

NOTE 5--LINES OF CREDIT:

      The Trust has both committed and uncommitted lines of credit with banks. All borrowings have variable interest rates and are payable on demand. With the exception of the Capital Appreciation Fund, the Trust borrows under such lines of credit exclusively for temporary or emergency purposes.

      The Capital Appreciation Fund may borrow up to 1/3 of the value of its assets, as defined, to purchase additional securities. To the extent the Capital Appreciation Fund borrows under these lines, it must pledge securities with a total value of at least twice the amount borrowed. For the six months ended April 30, 2005, the Fund had borrowings which averaged $20,877 at a weighted average interest rate of 2.61%.

NOTE 6--SHARE CAPITAL:

      The Trust has an unlimited number of authorized shares of beneficial interest of $.001 par value which are presently divided into six series. Each series is divided into two separate classes.

THE ALGER INSTITUTIONAL FUNDS                                               -49-
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

      During the six months ended April 30, 2005, transactions of shares of beneficial interest were as follows:

                                     SHARES        AMOUNT
                                     ------        ------
LargeCap Growth Fund
 Class I
Shares sold ..................     1,167,371    $  13,352,148
Shares redeemed ..............    (1,386,211)     (15,853,686)
                                  ----------    -------------
Net decrease .................      (218,840)   $  (2,501,538)
                                  ==========    =============
 Class R
Shares sold ..................       114,250    $   1,292,473
Shares redeemed ..............       (46,375)        (533,547)
                                  ----------    -------------
Net increase .................        67,875    $     758,926
                                  ==========    =============
SmallCap Growth Fund
 Class I
Shares sold ..................       652,018    $  11,291,692
Shares redeemed ..............    (1,843,903)     (32,783,565)
                                  ----------    -------------
Net decrease .................    (1,191,885)   $ (21,491,873)
                                  ==========    =============
 Class R
Shares sold ..................        99,867    $   1,738,604
Shares redeemed ..............       (26,096)        (450,904)
                                  ----------    -------------
Net increase .................        73,771    $   1,287,700
                                  ==========    =============
MidCap Growth Fund
 Class I
Shares sold ..................    12,693,949    $ 207,657,230
Dividends reinvested .........       843,221       14,005,908
Shares redeemed ..............    (9,084,168)    (148,859,611)
                                  ----------    -------------
Net increase .................     4,453,002    $  72,803,527
                                  ==========    =============
 Class R
Shares sold ..................       503,317    $   8,185,542
Dividends reinvested .........        13,818          227,446
Shares redeemed ..............      (250,091)      (4,091,715)
                                  ----------    -------------
Net increase .................       267,044    $   4,321,273
                                  ==========    =============
Capital Appreciation Fund
 Class I
Shares sold ..................     1,560,595    $  18,581,249
Shares redeemed ..............    (2,459,578)     (29,275,997)
                                  ----------    -------------
Net decrease .................      (898,983)   $ (10,694,748)
                                  ==========    =============
 Class R
Shares sold ..................        28,591    $     333,948
Shares redeemed ..............       (17,186)        (200,545)
                                  ----------    -------------
Net increase .................        11,405    $     133,403
                                  ==========    =============

THE ALGER INSTITUTIONAL FUNDS                                               -50-
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)

                                     SHARES        AMOUNT
                                     ------        ------
Balanced Fund
 Class I
Shares sold ..................         6,805    $      51,878
Dividends reinvested .........         5,423           41,217
Shares redeemed ..............       (11,832)         (89,181)
                                  ----------    -------------
Net increase .................           396    $       3,914
                                  ==========    =============
 Class R
Shares sold ..................         2,763    $      20,812
Dividends reinvested .........           685            5,169
Shares redeemed ..............          (686)          (5,120)
                                  ----------    -------------
Net increase .................         2,762    $      20,861
                                  ==========    =============
Socially Responsible Growth Fund
 Class I
Shares sold ..................            33    $         188
Dividends reinvested .........         9,429           52,611
Shares redeemed ..............        (2,640)         (14,708)
                                  ----------    -------------
Net increase .................         6,822    $      38,091
                                  ==========    =============
 Class R
Shares sold ..................        18,199    $     100,274
Dividends reinvested .........         1,012            5,594
Shares redeemed ..............          (574)          (3,145)
                                  ----------    -------------
Net increase .................        18,637    $     102,723
                                  ==========    =============

      During the year ended October 31, 2004, transactions of shares of beneficial interest were as follows:

LargeCap Growth Fund
 Class I
Shares sold ..................     3,182,162    $  35,531,451
Shares redeemed ..............    (3,622,713)     (40,424,440)
                                  ----------    -------------
Net decrease .................      (440,551)   $  (4,892,989)
                                  ==========    =============
 Class R
Shares sold ..................       262,650    $   2,902,113
Shares redeemed ..............       (43,434)        (478,582)
                                  ----------    -------------
Net increase .................       219,216    $   2,423,531
                                  ==========    =============
SmallCap Growth Fund
 Class I
Shares sold ..................     2,187,748    $  35,342,244
Shares redeemed ..............    (4,022,745)     (64,081,708)
                                  ----------    -------------
Net decrease .................    (1,834,997)   $ (28,739,464)
                                  ==========    =============
 Class R
Shares sold ..................        21,118    $     328,354
Shares redeemed ..............        (7,987)        (124,976)
                                  ----------    -------------
Net increase .................        13,131    $     203,378
                                  ==========    =============

THE ALGER INSTITUTIONAL FUNDS                                               -51-
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)

                                       SHARES        AMOUNT
                                       ------        ------
MidCap Growth Fund
 Class I
Shares sold ..................      34,583,348    $  531,972,510
Shares redeemed ..............     (16,573,777)     (254,461,561)
                                   -----------    --------------
Net increase .................      18,009,571    $  277,510,949
                                   ===========    ==============
 Class R
Shares sold ..................         936,539    $   14,301,063
Shares redeemed ..............        (203,152)       (3,105,435)
                                   -----------    --------------
Net increase .................         733,387    $   11,195,628
                                   ===========    ==============
Capital Appreciation Fund
 Class I
Shares sold ..................       5,719,480    $   65,521,012
Shares redeemed ..............      (8,939,452)     (101,293,599)
                                   -----------    --------------
Net decrease .................      (3,219,972)   $  (35,772,587)
                                   ===========    ==============
 Class R
Shares sold ..................          72,246    $      816,970
Shares redeemed ..............         (13,789)         (157,355)
                                   -----------    --------------
Net increase .................          58,457    $      659,615
                                   ===========    ==============
Balanced Fund
 Class I

Shares sold ..................          12,405    $       93,926
Dividends reinvested .........             100               756
Shares redeemed ..............         (11,277)          (83,135)
                                   -----------    --------------
Net increase .................           1,228    $       11,547
                                   ===========    ==============
 Class R
Shares sold ..................          14,498    $      105,281
Shares redeemed ..............              --                --
                                   -----------    --------------
Net increase .................          14,498    $      105,281
                                   ===========    ==============
Socially Responsible Growth Fund
 Class I
Shares sold ..................             632    $        3,477
Dividends reinvested .........           1,124             6,014
Shares redeemed ..............          (1,613)           (8,540)
                                   -----------    --------------
Net increase .................             143    $          951
                                   ===========    ==============
 Class R
Shares sold ..................           9,021    $       47,809
Dividends reinvested .........              74               398
Shares redeemed ..............          (1,400)           (7,543)
                                   -----------    --------------
Net increase .................           7,695    $       40,664
                                   ===========    ==============

THE ALGER INSTITUTIONAL FUNDS                                               -52-
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS:

      Distributions paid by the Funds during the year ended October 31, 2004, consisted entirely of ordinary income. The tax character of distributions paid during the six months ended April 30, 2005 were as follows:

MidCap Growth Fund
 Distributions paid from:

  Ordinary income ................................   $           --
  Long-term capital gain .........................       14,306,365
                                                     --------------
  Total distributions paid .......................   $   14,306,365
                                                     ==============
Balanced Fund
Distributions paid from:
  Ordinary income ................................   $       18,724
  Long-term capital gain .........................           34,940
                                                     --------------
  Total distributions paid .......................   $       53,664
                                                     ==============
Socially Responsible Growth Fund
Distributions paid from:
  Ordinary income ................................   $           --
  Long-term capital gain .........................           63,890
                                                     --------------
  Total distributions paid .......................   $       63,890
                                                     ==============

      As of October 31, 2004, the components of distributable earnings on a tax basis were as follows:

LargeCap Growth Fund
  Undistributed ordinary income ..................               --
  Undistributed long-term gain ...................               --
  Unrealized appreciation ........................   $    5,718,792

SmallCap Growth Fund
  Undistributed ordinary income ..................               --
  Undistributed long-term gain ...................               --
  Unrealized appreciation ........................   $    4,361,517

MidCap Growth Fund
  Undistributed ordinary income ..................               --
  Undistributed long-term gain ...................   $   14,299,602
  Unrealized appreciation ........................       47,342,278

Capital Appreciation Fund
  Undistributed ordinary income ..................               --
  Undistributed long-term gain ...................               --
  Unrealized appreciation ........................   $   11,465,876

THE ALGER INSTITUTIONAL FUNDS                                               -53-
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

Balanced Fund
  Undistributed ordinary income ..................   $       11,953
  Undistributed long-term gain ...................           34,771
  Unrealized appreciation ........................           55,818

Socially Responsible Growth Fund
  Undistributed ordinary income ..................               --
  Undistributed long-term gain ...................   $       63,841
  Unrealized appreciation ........................          120,349

      The differences between book basis and tax basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

      At October 31, 2004, the Funds, for federal income tax purposes, had capital loss carryforwards which expire as set forth in the table below. These amounts may be applied against future net realized gains until the earlier of their utilization or expiration.

                                  LARGECAP         SMALLCAP          CAPITAL
                                   GROWTH           GROWTH         APPRECIATION
EXPIRATION DATE                     FUND             FUND              FUND
---------------                  -----------      -----------      ------------
2009                             $10,902,646      $62,515,944      $ 76,937,585
2010                              22,615,727       12,342,837        46,484,857
2011                               5,070,663               --                --
                                 -----------      -----------      ------------
                                 $38,589,036      $74,858,781      $123,422,442
                                 ===========      ===========      ============

NOTE 8--REGULATORY MATTERS AND LEGAL PROCEEDINGS:

      Alger Management has been responding to inquiries, document requests and/or subpoenas from regulatory authorities, including the United States Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General, and the Attorney General of New Jersey, in connection with their investigation of practices in the mutual fund industry identified as "market timing" and "late trading." Alger Management has assured the board of the Trust that if it is determined that improper trading practices in the Trust detrimentally affected its performance, Alger Management will make appropriate restitution.

      Certain civil actions have developed out of the regulatory investigations. Several purported class actions and shareholder derivative suits have been filed against various parties, including, depending on the lawsuit, Alger Management, certain of the mutual funds managed by Alger Management (the "Alger Mutual Funds"), and certain current and former Alger Mutual Fund trustees and officers, alleging wrongful market-timing and late-trading activities. These cases have been transferred to the U.S. District Court of Maryland by the Judicial Panel on Multidistrict Litigation for consolidated pre-trial proceedings. On September 29, 2004, consolidated amended complaints involving these cases

THE ALGER INSTITUTIONAL FUNDS                                               -54-
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

-- a Consolidated Amended Fund Derivative Complaint (the "Derivative Complaint") and two substantially identical Consolidated Amended Class Action Complaints (together, the "Class Action Complaint") -- were filed in the Maryland federal district court under the caption number 1:04-MD-15863 (JFM).

      The Derivative Complaint, brought on behalf of the Alger Mutual Funds and Castle Convertible Fund, Inc., a registered closed-end fund managed by Alger Management, alleges (i) violations, by Alger Management and, depending on the specific offense alleged, by its immediate parent the Distributor (Fred Alger & Company, Incorporated) and/or the fund trustee defendants, of Sections 36(a), 36(b), 47, and 48 of the Investment Company Act of 1940 and of Sections 206 and 215 of the Investment Advisers Act of 1940, breach of fiduciary duty, and breach of contract, (ii) various offenses by other, unrelated, third-party defendants, and (iii) unjust enrichment by all the named defendants, all by virtue of the alleged wrongful market-timing and late-trading activities. The complaint seeks, among other things, removal of the trustee defendants and of Alger Management, certain rescissory relief, disgorgement of management fees and allegedly unlawful profits, compensatory and punitive monetary damages, and plaintiffs' fees and expenses (including attorney and expert fees). The Class Action Complaint names the Alger-related defendants named in the Derivative Complaint as well as certain defendants not named in the Derivative Complaint, including certain entities affiliated with Alger Management, certain Alger Mutual Funds, including the Trust, and certain additional former trustees and a former officer of the defendant Alger Mutual Funds. It alleges, on the basis of factual allegations similar to those of the Derivative Complaint with respect to the Alger defendants, (i) offenses by Alger defendants similar to those alleged in the Derivative Complaint, (ii) violations, by Alger Management, the Distributor, their affiliates, the funds named as defendants, and the current and former fund trustees and officers, of Sections 11, 12(a)(2), and 15 of the Securities Act of 1933, Sections 10(b) (and Rule 10b-5 thereunder) and 20(a) of the Securities Exchange Act of 1934, and Section 34(b) of the Investment Company Act of 1940,
(iii) breach of contract by the funds named as defendants, and (iv) unjust enrichment by all of the named defendants. It seeks relief similar to that sought in the Derivative Complaint.

      On or about  April 12,  2005,  the  Attorney  General of the State of West
Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia against a number of mutual fund investment advisers, distributors and others, including Alger Management and the Distributor, alleging violations of the West Virginia Consumer Credit and Protection Act and other wrongful conduct. Insofar as the factual allegations in the complaint relate to Alger Management and the Distributor, they ascribe improper conduct to these entities relating to "market timing" in one or more of the Alger Mutual Funds. The complaint seeks injunctive relief, civil monetary penalties, costs and attorney fees, and other relief.

THE ALGER INSTITUTIONAL FUNDS                                               -55-
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

      Alger Management continues to cooperate with the SEC and state investigations, which have not, as of the present date, been resolved. Although Alger Management does not believe that the Alger Mutual Funds are themselves targets of these regulators' investigations as potential enforcement defendants, the actions of Alger Management and certain of its affiliates and their senior executives and Alger Mutual Fund senior personnel are of interest to the investigators. Although no regulatory enforcement action has yet been commenced against Alger Management, board members or personnel in connection with the matters being investigated (other than the actions resolved in the fall of 2003 against James P. Connelly, Jr., former Vice Chairman of the Distributor), it is possible that the SEC and the states may pursue actions in the future. The potential timing of any such action or the relief or remedies that may be sought are not known at this time. Alger Management is not yet able to predict whether or on what terms matters might be resolved with the SEC or the states. The SEC and, in some cases, state government authorities have a variety of administrative and civil enforcement powers, including injunctive powers, authority to assess substantial fines and penalties and order restitution, authority to limit the activities of a person or company (including license and registration revocations, injunctive authority and prohibition from engaging in the investment or securities businesses) and other enforcement powers, that may be exercised administratively or by going into court.

      Under Section 9(a) of the Investment Company Act, if any of the various regulatory investigations or lawsuits were to result in a court injunction against Alger Management or the Distributor, both companies would, in the absence of exemptive relief granted by the SEC, be barred from serving as investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Trust. There is no assurance that such exemptive relief would be granted if sought. In addition, it is possible that these matters and/or other developments resulting from these matters could result in increased Trust redemptions, loss of Alger Management personnel or Trust board members, diversion of time and attention of Alger Management personnel, diminishment of financial resources of Alger Management, or other consequences potentially adverse to the Trust. Alger Management cannot predict the potential effect of such actions upon Alger Management or the Trust. There can be no assurance that the effect, if any, would not be material.

NOTES:

NOTES:

NOTES:

THE ALGER INSTITUTIONAL FUNDS

111 Fifth Avenue
New York, NY 10003
(800) 992-3362
www.alger.com

INVESTMENT MANAGER
Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Boston Financial Data Services, Inc.
P.O. Box 8480
Boston, MA 02266

This report is submitted for the general information of the shareholders of The Alger Institutional Funds. It is not authorized for distribution to prospective investors unless accompanied by an effective Prospectus for the Trust, which contains information concerning the Trust's investment policies, fees and expenses as well as other pertinent information.

PROXY VOTING POLICIES

A description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities and the proxy voting record is available, without charge, by calling (800) 992-3362 or online on the Funds' website at http://www.alger.com or on the SEC's website at http://www.sec.gov.

QUARTERLY FUND HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. Forms N-Q are available online on the Funds' website at http://www.alger.com or on the SEC's website at http://www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. A copy of the most recent quarterly holdings may also be obtained from the Funds by calling (800) 992-3362.

[LOGO OMITTED]
The Alger Institutional Funds
Boston Financial Data Services, Inc.
P.O. Box 8480
Boston, MA 02266
























ISAR 43005 L2

ITEM 2.  CODE OF ETHICS.
Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.
Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES.
(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

(b) No changes in the registrant's internal control over financial reporting occurred during the registrant's second fiscal quarter of the period covered by this report that materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a) (1) Not applicable

(a) (2) Certifications of principal executive officer and principal financial officer as required by rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

(b) Certifications of principal executive officer and principal financial officer as required by rule 30a-2(b) under the Investment Company Act of 1940 are attached as Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Institutional Funds

By:  /s/Dan C. Chung
     ---------------
     Dan C. Chung

     President

Date:  June 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Dan C. Chung
    ---------------
    Dan C. Chung

    President

Date:  June 28, 2005

By: /s/ Frederick A. Blum
    ---------------------
    Frederick A. Blum

    Treasurer

Date:  June 28, 2005